UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 9 of its series:

Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund.

Date of reporting period: September 30, 2015

ITEM 1.	INVESTMENTS

<INSERT PORTFOLIO OF INVESTMENTS HERE>

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 58.48%

Consumer Discretionary : 7.65%

Auto Components : 0.23%

BorgWarner Incorporated	633	$26,326
Delphi Automotive plc	796	60,528
Johnson Controls Incorporated	1,830	75,689
The Goodyear Tire & Rubber Company	754	22,115

		184,658

Automobiles : 0.37%

Ford Motor Company	10,907	148,008
General Motors Company	4,034	121,101
Harley-Davidson Incorporated	576	31,622

		300,731

Distributors : 0.04%
Genuine Parts Company	424	35,145

Diversified Consumer Services : 0.04%
H&R Block Incorporated	773	27,983

Hotels, Restaurants & Leisure : 1.10%

Carnival Corporation	1,295	64,362
Chipotle Mexican Grill Incorporated †	86	61,942
Darden Restaurants Incorporated	318	21,796
Marriott International Incorporated Class A	558	38,056
McDonald’s Corporation	2,635	259,627
Royal Caribbean Cruises Limited	479	42,674
Starbucks Corporation	4,154	236,113
Starwood Hotels & Resorts Worldwide Incorporated	476	31,644
Wyndham Worldwide Corporation	330	23,727
Wynn Resorts Limited	227	12,058
Yum! Brands Incorporated	1,207	96,500

		888,499

Household Durables : 0.26%

D.R. Horton Incorporated	914	26,835
Garmin Limited	330	11,840
Harman International Industries Incorporated	198	19,006
Leggett & Platt Incorporated	383	15,799
Lennar Corporation Class A	486	23,391
Mohawk Industries Incorporated †	177	32,177
Newell Rubbermaid Incorporated	749	29,743
PulteGroup Incorporated	898	16,945
Whirlpool Corporation	219	32,250

		207,986

Internet & Catalog Retail : 1.11%

Amazon.com Incorporated †	1,073	549,258
Expedia Incorporated	280	32,950
Netflix Incorporated †	1,192	123,086
The Priceline Group Incorporated †	142	175,634
TripAdvisor Incorporated †	315	19,851

		900,779

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Leisure Products : 0.05%

Hasbro Incorporated	314	$22,652
Mattel Incorporated	948	19,965

		42,617

Media : 1.87%

Cablevision Systems Corporation New York Group Class A	622	20,196
CBS Corporation Class B	1,243	49,596
Comcast Corporation Class A	5,919	336,673
Comcast Corporation Class A	1,030	58,957
Discovery Communications Incorporated Class A †	418	10,881
Discovery Communications Incorporated Class C †	721	17,513
Interpublic Group of Companies Incorporated	1,148	21,961
News Corporation Class A	1,067	13,466
News Corporation Class B	301	3,859
Omnicom Group Incorporated	680	44,812
Scripps Networks Interactive Incorporated Class A	263	12,937
Tegna Incorporated	633	14,173
The Walt Disney Company	4,346	444,161
Time Warner Cable Incorporated	792	142,061
Time Warner Incorporated	2,282	156,888
Twenty First Century Fox Incorporated Class B	1,207	32,673
Twenty-First Century Fox Incorporated Class A	3,417	92,191
Viacom Incorporated Class B	972	41,942

		1,514,940

Multiline Retail : 0.42%

Dollar General Corporation	825	59,763
Dollar Tree Incorporated †	656	43,729
Kohl’s Corporation	554	25,656
Macy’s Incorporated	926	47,522
Nordstrom Incorporated	390	27,967
Target Corporation	1,758	138,284

		342,921

Specialty Retail : 1.57%

Advance Auto Parts Incorporated	204	38,664
AutoNation Incorporated †	218	12,683
AutoZone Incorporated †	86	62,249
Bed Bath & Beyond Incorporated †	474	27,027
Best Buy Company Incorporated	858	31,849
CarMax Incorporated †	582	34,524
GameStop Corporation Class A «	298	12,281
L Brands Incorporated	718	64,713
Lowe’s Companies Incorporated	2,590	178,503
O’Reilly Automotive Incorporated †	278	69,500
Ross Stores Incorporated	1,158	56,128
Signet Jewelers Limited	222	30,221
Staples Incorporated	1,801	21,126
The Gap Incorporated	666	18,981
The Home Depot Incorporated	3,594	415,071
The TJX Companies Incorporated	1,887	134,770
Tiffany & Company	313	24,170
Tractor Supply Company	380	32,042
Urban Outfitters Incorporated †	265	7,786

		1,272,288

Textiles, Apparel & Luxury Goods : 0.59%

Coach Incorporated	774	22,392
Fossil Group Incorporated †	115	6,426
HanesBrands Incorporated	1,127	32,615

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)

Michael Kors Holdings Limited †	541	$22,852
Nike Incorporated Class B	1,897	233,274
PVH Corporation	230	23,446
Ralph Lauren Corporation	166	19,615
Under Armour Incorporated Class A †	503	48,680
VF Corporation	953	65,004

		474,304

Consumer Staples : 5.81%

Beverages : 1.34%

Brown-Forman Corporation Class B	296	28,682
Coca-Cola Enterprises Incorporated	589	28,478
Constellation Brands Incorporated Class A	480	60,101
Dr Pepper Snapple Group Incorporated	534	42,213
Molson Coors Brewing Company Class B	442	36,695
Monster Beverage Corporation †	426	57,570
PepsiCo Incorporated	4,112	387,762
The Coca-Cola Company	10,958	439,635

		1,081,136

Food & Staples Retailing : 1.43%

Costco Wholesale Corporation	1,230	177,821
CVS Health Corporation	3,118	300,825
Sysco Corporation	1,548	60,326
The Kroger Company	2,719	98,074
Wal-Mart Stores Incorporated	4,417	286,398
Walgreens Boots Alliance Incorporated	2,446	203,263
Whole Foods Market Incorporated	1,002	31,713

		1,158,420

Food Products : 1.00%

Archer Daniels Midland Company	1,704	70,631
Campbell Soup Company	503	25,492
ConAgra Foods Incorporated	1,207	48,896
General Mills Incorporated	1,676	94,074
Hormel Foods Corporation	377	23,868
Kellogg Company	712	47,384
Keurig Green Mountain Incorporated	335	17,467
McCormick & Company Incorporated	324	26,626
Mead Johnson Nutrition Company	567	39,917
Mondelez International Incorporated Class A	4,510	188,834
The Hershey Company	409	37,579
The JM Smucker Company	288	32,858
The Kraft Heinz Company	1,663	117,375
Tyson Foods Incorporated Class A	851	36,678

		807,679

Household Products : 1.06%

Colgate-Palmolive Company	2,519	159,856
Kimberly-Clark Corporation	1,019	111,112
The Clorox Company	359	41,475
The Procter & Gamble Company	7,593	546,240

		858,683

Personal Products : 0.06%
The Estee Lauder Companies Incorporated Class A	631	50,909

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Tobacco : 0.92%

Altria Group Incorporated	5,487	$298,493
Philip Morris International	4,336	343,975
Reynolds American Incorporated	2,320	102,706

		745,174

Energy : 4.05%

Energy Equipment & Services : 0.65%

Baker Hughes Incorporated	1,220	63,489
Cameron International Corporation †	536	32,868
Diamond Offshore Drilling Incorporated «	179	3,097
Ensco plc Class A	659	9,279
FMC Technologies Incorporated †	642	19,902
Halliburton Company	2,393	84,593
Helmerich & Payne Incorporated	302	14,273
National Oilwell Varco Incorporated	1,074	40,436
Schlumberger Limited	3,541	244,223
Transocean Limited «	957	12,364

		524,524

Oil, Gas & Consumable Fuels : 3.40%

Anadarko Petroleum Corporation	1,422	85,875
Apache Corporation	1,058	41,431
Cabot Oil & Gas Corporation	1,158	25,314
Chesapeake Energy Corporation «	1,447	10,607
Chevron Corporation	5,267	415,461
Cimarex Energy Company	264	27,055
Columbia Pipeline Group Incorporated	889	16,260
ConocoPhillips Company	3,452	165,558
CONSOL Energy Incorporated	640	6,272
Devon Energy Corporation	1,081	40,094
EOG Resources Incorporated	1,537	111,894
EQT Corporation	426	27,592
Exxon Mobil Corporation	11,670	867,665
Hess Corporation	675	33,791
Kinder Morgan Incorporated	5,030	139,230
Marathon Oil Corporation	1,896	29,198
Marathon Petroleum Corporation	1,500	69,495
Murphy Oil Corporation	454	10,987
Newfield Exploration Company †	455	14,970
Noble Energy Incorporated	1,190	35,914
Occidental Petroleum Corporation	2,137	141,363
ONEOK Incorporated	586	18,869
Phillips 66	1,339	102,889
Pioneer Natural Resources Company	418	50,846
Range Resources Corporation	473	15,193
Southwestern Energy Company †	1,076	13,654
Spectra Energy Corporation	1,879	49,361
Tesoro Corporation	344	33,451
The Williams Companies Incorporated	1,909	70,347
Valero Energy Corporation	1,391	83,599

		2,754,235

Financials : 9.67%

Banks : 3.53%

Bank of America Corporation	29,301	456,510
BB&T Corporation	2,182	77,679
Citigroup Incorporated	8,425	417,964
Comerica Incorporated	498	20,468
Fifth Third Bancorp	2,247	42,491

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Banks (continued)

Huntington Bancshares Incorporated	2,247	$23,818
JPMorgan Chase & Company	10,351	631,100
KeyCorp	2,352	30,600
M&T Bank Corporation	372	45,365
People’s United Financial Incorporated	868	13,654
PNC Financial Services Group Incorporated	1,437	128,180
Regions Financial Corporation	3,708	33,409
SunTrust Banks Incorporated	1,450	55,448
US Bancorp	4,633	189,999
Wells Fargo & Company (l)	13,075	671,401
Zions Bancorporation	571	15,725

		2,853,811

Capital Markets : 1.25%

Affiliated Managers Group Incorporated †	151	25,819
Ameriprise Financial Incorporated	498	54,347
Bank of New York Mellon Corporation	3,097	121,248
BlackRock Incorporated	358	106,494
Charles Schwab Corporation	3,351	95,705
E*TRADE Financial Corporation †	812	21,380
Franklin Resources Incorporated	1,082	40,315
Goldman Sachs Group Incorporated	1,127	195,828
Invesco Limited	1,200	37,476
Legg Mason Incorporated	306	12,733
Morgan Stanley	4,264	134,316
Northern Trust Corporation	612	41,714
State Street Corporation	1,142	76,754
T. Rowe Price Group Incorporated	717	49,832

		1,013,961

Consumer Finance : 0.45%

American Express Company	2,381	176,504
Capital One Financial Corporation	1,518	110,085
Discover Financial Services	1,218	63,324
Navient Corporation	1,046	11,757

		361,670

Diversified Financial Services : 1.23%

Berkshire Hathaway Incorporated Class B †	5,244	683,818
CME Group Incorporated	945	87,639
Intercontinental Exchange Incorporated	308	72,377
Leucadia National Corporation	944	19,125
McGraw Hill Financial Incorporated	762	65,913
Moody’s Corporation	487	47,823
The NASDAQ OMX Group Incorporated	330	17,599

		994,294

Insurance : 1.61%

ACE Limited	906	93,680
AFLAC Incorporated	1,205	70,047
American International Group Incorporated	3,621	205,745
Aon plc	784	69,470
Assurant Incorporated	186	14,696
Cincinnati Financial Corporation	413	22,219
Genworth Financial Incorporated Class A †	1,391	6,426
Lincoln National Corporation	701	33,269
Loews Corporation	803	29,020
Marsh & McLennan Companies Incorporated	1,482	77,390

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Insurance (continued)

MetLife Incorporated	3,126	$147,391
Principal Financial Group Incorporated	767	36,310
Prudential Financial Incorporated	1,262	96,177
The Allstate Corporation	1,120	65,229
The Chubb Corporation	635	77,883
The Hartford Financial Services Group Incorporated	1,161	53,151
The Progressive Corporation	1,639	50,219
The Travelers Companies Incorporated	870	86,591
Torchmark Corporation	325	18,330
UnumProvident Corporation	691	22,167
XL Group plc	846	30,727

		1,306,137

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	811	25,952

REITs : 1.55%

American Tower Corporation	1,185	104,256
Apartment Investment & Management Company Class A	437	16,178
AvalonBay Communities Incorporated	372	65,033
Boston Properties Incorporated	430	50,912
Crown Castle International Corporation	934	73,665
Equinix Incorporated	158	43,197
Equity Residential	1,019	76,547
Essex Property Trust Incorporated	183	40,886
General Growth Properties Incorporated	1,635	42,461
HCP Incorporated	1,294	48,202
Host Hotels & Resorts Incorporated	2,101	33,217
Iron Mountain Incorporated	537	16,658
Kimco Realty Corporation	1,156	28,241
Plum Creek Timber Company	488	19,281
Prologis Incorporated	1,467	57,066
Public Storage Incorporated	411	86,980
Realty Income Corporation «	657	31,135
Simon Property Group Incorporated	865	158,918
SL Green Realty Corporation	279	30,177
The Macerich Company	376	28,884
Ventas Incorporated	931	52,192
Vornado Realty Trust	495	44,758
Welltower Incorporated	985	66,704
Weyerhaeuser Company	1,439	39,342

		1,254,890

Thrifts & Mortgage Finance : 0.02%
Hudson City Bancorp Incorporated	1,349	13,719

Health Care : 8.58%

Biotechnology : 2.10%

AbbVie Incorporated	4,633	252,082
Alexion Pharmaceuticals Incorporated †	632	98,838
Amgen Incorporated	2,122	293,515
Baxalta Incorporated	1,515	47,738
Biogen Incorporated †	658	192,011
Celgene Corporation †	2,213	239,380
Gilead Sciences Incorporated	4,108	403,365
Regeneron Pharmaceuticals Incorporated †	216	100,470
Vertex Pharmaceuticals Incorporated †	685	71,336

		1,698,735

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies : 1.20%

Abbott Laboratories	4,172	$167,798
Baxter International Incorporated	1,526	50,129
Becton Dickinson & Company	588	78,004
Boston Scientific Corporation †	3,762	61,734
C.R. Bard Incorporated	207	38,566
DENTSPLY International Incorporated	391	19,773
Edwards Lifesciences Corporation †	300	42,651
Intuitive Surgical Incorporated †	103	47,337
Medtronic plc	3,958	264,949
St. Jude Medical Incorporated	788	49,715
Stryker Corporation	885	83,279
Varian Medical Systems Incorporated †	276	20,363
Zimmer Holdings Incorporated	478	44,899

		969,197

Health Care Providers & Services : 1.64%

Aetna Incorporated	975	106,675
AmerisourceBergen Corporation	574	54,524
Anthem Incorporated	732	102,480
Cardinal Health Incorporated	916	70,367
Cigna Corporation	721	97,349
DaVita HealthCare Partners Incorporated †	476	34,429
Express Scripts Holding Company †	1,891	153,095
HCA Holdings Incorporated †	894	69,160
Henry Schein Incorporated †	233	30,924
Humana Incorporated	414	74,106
Laboratory Corporation of America Holdings †	282	30,589
McKesson Corporation	650	120,270
Patterson Companies Incorporated	242	10,467
Quest Diagnostics Incorporated	401	24,649
Tenet Healthcare Corporation †	279	10,301
UnitedHealth Group Incorporated	2,669	309,631
Universal Health Services Incorporated Class B	256	31,951

		1,330,967

Health Care Technology : 0.06%
Cerner Corporation †	860	51,566

Life Sciences Tools & Services : 0.26%

Agilent Technologies Incorporated	927	31,824
PerkinElmer Incorporated	316	14,523
Thermo Fisher Scientific Incorporated	1,116	136,464
Waters Corporation †	230	27,188

		209,999

Pharmaceuticals : 3.32%

Allergan plc †	1,102	299,535
Bristol-Myers Squibb Company	4,668	276,346
Eli Lilly & Company	2,730	228,474
Endo International plc †	582	40,321
Johnson & Johnson	7,750	723,463
Mallinckrodt plc †	327	20,908
Merck & Company Incorporated	7,883	389,341
Mylan NV †	1,155	46,500
Perrigo Company plc	409	64,323
Pfizer Incorporated	17,263	542,231
Zoetis Incorporated	1,284	52,875

		2,684,317

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Industrials : 5.88%

Aerospace & Defense : 1.57%

General Dynamics Corporation	848	$116,982
Honeywell International Incorporated	2,188	207,182
L-3 Communications Holdings Incorporated	224	23,412
Lockheed Martin Corporation	747	154,861
Northrop Grumman Corporation	524	86,958
Precision Castparts Corporation	384	88,209
Raytheon Company	849	92,762
Rockwell Collins Incorporated	368	30,117
Textron Incorporated	773	29,096
The Boeing Company	1,787	234,008
United Technologies Corporation	2,318	206,279

		1,269,866

Air Freight & Logistics : 0.43%

C.H. Robinson Worldwide Incorporated	396	26,841
Expeditors International of Washington Incorporated	529	24,889
FedEx Corporation	735	105,825
United Parcel Service Incorporated Class B	1,955	192,939

		350,494

Airlines : 0.37%

American Airlines Group Incorporated	1,880	73,000
Delta Air Lines Incorporated	2,225	99,836
Southwest Airlines Company	1,845	70,184
United Continental Holdings Incorporated †	1,057	56,074

		299,094

Building Products : 0.05%

Allegion plc	268	15,453
Masco Corporation	962	24,223

		39,676

Commercial Services & Supplies : 0.25%

Cintas Corporation	249	21,352
Pitney Bowes Incorporated	565	11,215
Republic Services Incorporated	674	27,769
Stericycle Incorporated †	237	33,016
The ADT Corporation	475	14,203
Tyco International plc	1,179	39,449
Waste Management Incorporated	1,177	58,626

		205,630

Construction & Engineering : 0.06%

Fluor Corporation	405	17,152
Jacobs Engineering Group Incorporated †	346	12,951
Quanta Services Incorporated †	571	13,824

		43,927

Electrical Equipment : 0.27%

AMETEK Incorporated	677	35,421
Eaton Corporation plc	1,308	67,100
Emerson Electric Company	1,839	81,229
Rockwell Automation Incorporated	375	38,051

		221,801

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Industrial Conglomerates : 1.42%

3M Company	1,748	$247,814
Danaher Corporation	1,664	141,789
General Electric Company	28,260	712,717
Roper Industries Incorporated	282	44,189

		1,146,509

Machinery : 0.72%

Caterpillar Incorporated	1,687	110,262
Cummins Incorporated	464	50,381
Deere & Company	872	64,528
Dover Corporation	438	25,045
Flowserve Corporation	373	15,345
Illinois Tool Works Incorporated	922	75,890
Ingersoll-Rand plc	742	37,671
Joy Global Incorporated	272	4,061
Paccar Incorporated	994	51,857
Parker-Hannifin Corporation	387	37,655
Pentair plc	503	25,673
Snap-on Incorporated	162	24,452
Stanley Black & Decker Incorporated	429	41,604
Xylem Incorporated	507	16,655

		581,079

Professional Services : 0.13%

Dun & Bradstreet Corporation	100	10,500
Equifax Incorporated	330	32,069
Nielsen Holdings plc	1,026	45,626
Robert Half International Incorporated	376	19,236

		107,431

Road & Rail : 0.51%

CSX Corporation	2,753	74,056
J.B. Hunt Transport Services Incorporated	257	18,350
Kansas City Southern	308	27,991
Norfolk Southern Corporation	843	64,405
Ryder System Incorporated	148	10,958
Union Pacific Corporation	2,428	214,659

		410,419

Trading Companies & Distributors : 0.10%

Fastenal Company	812	29,727
United Rentals Incorporated †	266	15,973
W.W. Grainger Incorporated	169	36,337

		82,037

Information Technology : 11.94%

Communications Equipment : 0.88%

Cisco Systems Incorporated	14,235	373,669
F5 Networks Incorporated †	198	22,928
Harris Corporation	347	25,383
Juniper Networks Incorporated	989	25,427
Motorola Solutions Incorporated	449	30,703
QUALCOMM Incorporated	4,397	236,251

		714,361

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 0.22%

Amphenol Corporation Class A	866	$44,131
Corning Incorporated	3,431	58,739
FLIR Systems Incorporated	392	10,972
TE Connectivity Limited	1,126	67,436

		181,278

Internet Software & Services : 2.21%

Akamai Technologies Incorporated †	500	34,530
Alphabet Incorporated Class A †	811	517,718
Alphabet Incorporated Class C †	827	503,163
eBay Incorporated	3,136	76,644
Facebook Incorporated Class A †	6,324	568,528
VeriSign Incorporated †	279	19,686
Yahoo! Incorporated †	2,424	70,078

		1,790,347

IT Services : 2.21%

Accenture plc Class A	1,746	171,562
Alliance Data Systems Corporation †	171	44,286
Automatic Data Processing Incorporated	1,304	104,789
Cognizant Technology Solutions Corporation Class A †	1,706	106,813
Computer Sciences Corporation	387	23,754
Fidelity National Information Services Incorporated	788	52,859
Fiserv Incorporated †	656	56,816
International Business Machines Corporation	2,522	365,614
MasterCard Incorporated Class A	2,793	251,705
Paychex Incorporated	899	42,819
PayPal Holdings Incorporated †	3,104	96,348
Teradata Corporation †	396	11,468
The Western Union Company	1,431	26,273
Total System Services Incorporated	473	21,488
Visa Incorporated Class A	5,462	380,483
Xerox Corporation	2,812	27,361

		1,784,438

Semiconductors & Semiconductor Equipment : 1.41%

Altera Corporation	847	42,418
Analog Devices Incorporated	878	49,528
Applied Materials Incorporated	3,360	49,358
Avago Technologies Limited	726	90,757
Broadcom Corporation Class A	1,565	80,488
First Solar Incorporated †	211	9,020
Intel Corporation	13,307	401,073
KLA-Tencor Corporation	440	22,000
Lam Research Corporation	442	28,876
Linear Technology Corporation	671	27,075
Microchip Technology Incorporated «	590	25,423
Micron Technology Incorporated †	3,013	45,135
NVIDIA Corporation	1,433	35,323
Qorvo Incorporated †	418	18,831
Skyworks Solutions Incorporated	534	44,968
Texas Instruments Incorporated	2,872	142,221
Xilinx Incorporated	724	30,698

		1,143,192

Software : 2.33%

Activision Blizzard Incorporated	1,408	43,493
Adobe Systems Incorporated †	1,393	114,532
Autodesk Incorporated †	632	27,896
CA Incorporated	876	23,915

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Software (continued)

Citrix Systems Incorporated †	449	$31,107
Electronic Arts Incorporated †	873	59,146
Intuit Incorporated	776	68,870
Microsoft Corporation	22,386	990,804
Oracle Corporation	9,101	328,728
Red Hat Incorporated †	513	36,874
Salesforce.com Incorporated †	1,736	120,530
Symantec Corporation	1,915	37,285

		1,883,180

Technology Hardware, Storage & Peripherals : 2.68%

Apple Incorporated	15,962	1,760,609
EMC Corporation	5,387	130,150
Hewlett-Packard Company	5,056	129,484
NetApp Incorporated	839	24,834
SanDisk Corporation	572	31,077
Seagate Technology plc	845	37,856
Western Digital Corporation	645	51,239

		2,165,249

Materials : 1.64%

Chemicals : 1.22%

Air Products & Chemicals Incorporated	542	69,148
Airgas Incorporated	187	16,705
CF Industries Holdings Incorporated	652	29,275
E.I. du Pont de Nemours & Company	2,533	122,091
Eastman Chemical Company	416	26,924
Ecolab Incorporated	743	81,522
FMC Corporation	373	12,648
International Flavors & Fragrances Incorporated	225	23,234
LyondellBasell Industries NV Class A	1,043	86,944
Monsanto Company	1,309	111,710
PPG Industries Incorporated	757	66,381
Praxair Incorporated	802	81,692
Sigma-Aldrich Corporation	333	46,260
The Dow Chemical Company	3,241	137,418
The Mosaic Company	944	29,368
The Sherwin-Williams Company	221	49,234

		990,554

Construction Materials : 0.08%

Martin Marietta Materials Incorporated	187	28,415
Vulcan Materials Company	372	33,182

		61,597

Containers & Packaging : 0.14%

Avery Dennison Corporation	256	14,482
Ball Corporation	386	24,009
Owens-Illinois Incorporated †	449	9,303
Sealed Air Corporation	575	26,956
WestRock Company	733	37,706

		112,456

Metals & Mining : 0.15%

Alcoa Incorporated	3,666	35,414
Freeport-McMoRan Incorporated	2,912	28,217

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)

Newmont Mining Corporation	1,481	$23,800
Nucor Corporation	894	33,570

		121,001

Paper & Forest Products : 0.05%
International Paper Company	1,169	44,177

Telecommunication Services : 1.42%

Diversified Telecommunication Services : 1.42%

AT&T Incorporated	17,215	560,865
CenturyLink Incorporated	1,576	39,589
Frontier Communications Corporation	3,269	15,528
Level 3 Communications Incorporated †	806	35,214
Verizon Communications Incorporated	11,379	495,100

		1,146,296

Utilities : 1.84%

Electric Utilities : 1.05%

American Electric Power Company Incorporated	1,373	78,069
Duke Energy Corporation	1,926	138,556
Edison International	912	57,520
Entergy Corporation	502	32,680
Eversource Energy	887	44,900
Exelon Corporation	2,412	71,636
FirstEnergy Corporation	1,182	37,008
NextEra Energy Incorporated	1,288	125,644
Pepco Holdings Incorporated	710	17,196
Pinnacle West Capital Corporation	309	19,819
PPL Corporation	1,875	61,669
The Southern Company	2,542	113,627
Xcel Energy Incorporated	1,419	50,247

		848,571

Gas Utilities : 0.02%
AGL Resources Incorporated	335	20,448

Independent Power & Renewable Electricity Producers : 0.04%

AES Corporation	1,911	18,709
NRG Energy Incorporated	925	13,736

		32,445

Multi-Utilities : 0.73%

Ameren Corporation	679	28,701
CenterPoint Energy Incorporated	1,204	21,720
CMS Energy Corporation	774	27,338
Consolidated Edison Incorporated	820	54,817
Dominion Resources Incorporated	1,663	117,042
DTE Energy Company	502	40,346
NiSource Incorporated	889	16,491
PG&E Corporation	1,369	72,283
Public Service Enterprise Group Incorporated	1,415	59,656
SCANA Corporation	400	22,504
Sempra Energy	659	63,738
TECO Energy Incorporated	658	17,279
WEC Energy Group Incorporated	883	46,110

		588,025

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name				Value
Total Common Stocks (Cost $30,085,476)				$47,328,404

			Shares
Rights : 0.00%
Consumer Staples : 0.00%
Food & Staples Retailing : 0.00%
Safeway Casa Ley Contingent Value Rights (a)(i)†			684	0
Safeway PDC Contingent Value Rights (a)(i)†			684	0
Total Rights (Cost $725)				0

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 40.03%
U.S. Treasury Bond	2.00%	8-15-2025	$220,000	218,874
U.S. Treasury Bond	2.50	2-15-2045	225,000	207,293
U.S. Treasury Bond	2.75	8-15-2042	126,000	122,955
U.S. Treasury Bond	2.75	11-15-2042	155,000	151,024
U.S. Treasury Bond	2.88	5-15-2043	220,000	219,399
U.S. Treasury Bond	2.88	8-15-2045	143,000	143,101
U.S. Treasury Bond	3.00	5-15-2042	84,000	86,220
U.S. Treasury Bond	3.00	11-15-2044	224,000	228,906
U.S. Treasury Bond	3.00	5-15-2045	148,000	151,569
U.S. Treasury Bond	3.13	11-15-2041	66,000	69,647
U.S. Treasury Bond	3.13	2-15-2042	87,000	91,608
U.S. Treasury Bond	3.13	2-15-2043	158,000	165,550
U.S. Treasury Bond	3.13	8-15-2044	223,000	233,511
U.S. Treasury Bond	3.38	5-15-2044	223,000	244,876
U.S. Treasury Bond	3.50	2-15-2039	61,000	68,835
U.S. Treasury Bond	3.63	8-15-2043	182,000	209,575
U.S. Treasury Bond	3.63	2-15-2044	221,000	254,248
U.S. Treasury Bond	3.75	8-15-2041	68,000	79,852
U.S. Treasury Bond	3.75	11-15-2043	220,000	259,101
U.S. Treasury Bond	3.88	8-15-2040	71,000	84,618
U.S. Treasury Bond	4.25	5-15-2039	57,000	71,879
U.S. Treasury Bond	4.25	11-15-2040	74,000	93,350
U.S. Treasury Bond	4.38	2-15-2038	32,000	41,168
U.S. Treasury Bond	4.38	11-15-2039	57,000	73,163
U.S. Treasury Bond	4.38	5-15-2040	83,000	106,594
U.S. Treasury Bond	4.38	5-15-2041	65,000	83,828
U.S. Treasury Bond	4.50	2-15-2036	70,000	91,811
U.S. Treasury Bond	4.50	5-15-2038	36,000	47,122
U.S. Treasury Bond	4.50	8-15-2039	59,000	77,009
U.S. Treasury Bond	4.63	2-15-2040	102,000	135,620
U.S. Treasury Bond	4.75	2-15-2037	24,000	32,554
U.S. Treasury Bond	4.75	2-15-2041	88,000	119,394
U.S. Treasury Bond	5.00	5-15-2037	29,000	40,676
U.S. Treasury Bond	5.25	11-15-2028	45,000	60,254
U.S. Treasury Bond	5.25	2-15-2029	33,000	44,325
U.S. Treasury Bond	5.38	2-15-2031	70,000	97,192
U.S. Treasury Bond	5.50	8-15-2028	35,000	47,728
U.S. Treasury Bond	6.00	2-15-2026	42,000	57,432
U.S. Treasury Bond	6.13	11-15-2027	49,000	69,567
U.S. Treasury Bond	6.13	8-15-2029	25,000	36,384
U.S. Treasury Bond	6.25	5-15-2030	45,000	66,882
U.S. Treasury Bond	6.38	8-15-2027	21,000	30,271
U.S. Treasury Bond	6.50	11-15-2026	28,000	40,171
U.S. Treasury Bond	6.63	2-15-2027	18,000	26,188
U.S. Treasury Bond	6.75	8-15-2026	21,000	30,524
U.S. Treasury Bond	6.88	8-15-2025	21,000	30,172

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.50%	1-31-2017	$136,000	$136,051
U.S. Treasury Note	0.50	2-28-2017	136,000	136,009
U.S. Treasury Note	0.50	3-31-2017	136,000	135,982
U.S. Treasury Note	0.50	4-30-2017	136,000	135,892
U.S. Treasury Note	0.50	7-31-2017	160,000	159,700
U.S. Treasury Note	0.63	12-31-2016	142,000	142,281
U.S. Treasury Note	0.63	2-15-2017	156,000	156,303
U.S. Treasury Note	0.63	5-31-2017	317,000	317,243
U.S. Treasury Note	0.63	6-30-2017	135,000	135,074
U.S. Treasury Note	0.63	7-31-2017	127,000	127,079
U.S. Treasury Note	0.63	8-31-2017	184,000	183,995
U.S. Treasury Note	0.63	9-30-2017	160,000	159,925
U.S. Treasury Note	0.63	11-30-2017	184,000	183,665
U.S. Treasury Note	0.63	4-30-2018	164,000	163,189
U.S. Treasury Note	0.75	1-15-2017	159,000	159,586
U.S. Treasury Note	0.75	3-15-2017	159,000	159,551
U.S. Treasury Note	0.75	6-30-2017	173,000	173,468
U.S. Treasury Note	0.75	10-31-2017	157,000	157,245
U.S. Treasury Note	0.75	12-31-2017	163,000	163,085
U.S. Treasury Note	0.75	2-28-2018	153,000	152,914
U.S. Treasury Note	0.75	3-31-2018	133,000	132,823
U.S. Treasury Note	0.75	4-15-2018	127,000	126,812
U.S. Treasury Note	0.88	12-31-2016	185,000	185,932
U.S. Treasury Note	0.88	1-31-2017	182,000	182,931
U.S. Treasury Note	0.88	2-28-2017	179,000	179,939
U.S. Treasury Note	0.88	4-15-2017	159,000	159,801
U.S. Treasury Note	0.88	4-30-2017	183,000	183,910
U.S. Treasury Note	0.88	5-15-2017	152,000	152,764
U.S. Treasury Note	0.88	6-15-2017	149,000	149,724
U.S. Treasury Note	0.88	7-15-2017	142,000	142,653
U.S. Treasury Note	0.88	8-15-2017	142,000	142,654
U.S. Treasury Note	0.88	10-15-2017	143,000	143,588
U.S. Treasury Note	0.88	11-15-2017	135,000	135,476
U.S. Treasury Note	0.88	1-15-2018	125,000	125,326
U.S. Treasury Note	0.88	1-31-2018	115,000	115,308
U.S. Treasury Note	0.88	7-15-2018	117,000	117,000
U.S. Treasury Note	0.88	7-31-2019	76,000	75,167
U.S. Treasury Note	1.00	3-31-2017	172,000	173,243
U.S. Treasury Note	1.00	9-15-2017	142,000	143,011
U.S. Treasury Note	1.00	12-15-2017	132,000	132,828
U.S. Treasury Note	1.00	2-15-2018	125,000	125,676
U.S. Treasury Note	1.00	3-15-2018	125,000	125,664
U.S. Treasury Note	1.00	5-15-2018	124,000	124,517
U.S. Treasury Note	1.00	5-31-2018	176,000	176,665
U.S. Treasury Note	1.00	8-15-2018	117,000	117,324
U.S. Treasury Note	1.00	9-15-2018	117,000	117,288
U.S. Treasury Note	1.00	6-30-2019	58,000	57,724
U.S. Treasury Note	1.00	8-31-2019	79,000	78,460
U.S. Treasury Note	1.00	9-30-2019	100,000	99,214
U.S. Treasury Note	1.00	11-30-2019	117,000	115,860
U.S. Treasury Note	1.13	6-15-2018	124,000	124,870
U.S. Treasury Note	1.13	5-31-2019	65,000	65,014
U.S. Treasury Note	1.13	12-31-2019	117,000	116,342
U.S. Treasury Note	1.13	3-31-2020	93,000	92,281
U.S. Treasury Note	1.13	4-30-2020	125,000	123,924
U.S. Treasury Note	1.25	10-31-2018	165,000	166,420
U.S. Treasury Note	1.25	11-30-2018	155,000	156,263
U.S. Treasury Note	1.25	1-31-2019	125,000	125,843
U.S. Treasury Note	1.25	4-30-2019	51,000	51,280
U.S. Treasury Note	1.25	10-31-2019	75,000	75,122
U.S. Treasury Note	1.25	1-31-2020	184,000	183,837
U.S. Treasury Note	1.25	2-29-2020	103,000	102,810
U.S. Treasury Note	1.38	6-30-2018	127,000	128,723
U.S. Treasury Note	1.38	7-31-2018	151,000	153,043

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	9-30-2018	$249,000	$252,262
U.S. Treasury Note	1.38	11-30-2018	74,000	74,913
U.S. Treasury Note	1.38	12-31-2018	91,000	92,039
U.S. Treasury Note	1.38	2-28-2019	121,000	122,249
U.S. Treasury Note	1.38	1-31-2020	122,000	122,508
U.S. Treasury Note	1.38	2-29-2020	184,000	184,858
U.S. Treasury Note	1.38	3-31-2020	184,000	184,604
U.S. Treasury Note	1.38	4-30-2020	184,000	184,510
U.S. Treasury Note	1.38	5-31-2020	129,000	129,257
U.S. Treasury Note	1.38	8-31-2020	173,000	173,203
U.S. Treasury Note	1.38	9-30-2020	173,000	173,020
U.S. Treasury Note	1.50	8-31-2018	241,000	245,104
U.S. Treasury Note	1.50	12-31-2018	174,000	176,705
U.S. Treasury Note	1.50	1-31-2019	161,000	163,440
U.S. Treasury Note	1.50	2-28-2019	171,000	173,512
U.S. Treasury Note	1.50	3-31-2019	60,000	60,863
U.S. Treasury Note	1.50	5-31-2019	184,000	186,487
U.S. Treasury Note	1.50	10-31-2019	184,000	186,068
U.S. Treasury Note	1.50	11-30-2019	185,000	186,990
U.S. Treasury Note	1.50	5-31-2020	183,000	184,632
U.S. Treasury Note	1.50	1-31-2022	152,000	150,361
U.S. Treasury Note	1.63	3-31-2019	177,000	180,280
U.S. Treasury Note	1.63	4-30-2019	159,000	161,909
U.S. Treasury Note	1.63	6-30-2019	183,000	186,243
U.S. Treasury Note	1.63	7-31-2019	180,000	183,103
U.S. Treasury Note	1.63	8-31-2019	184,000	187,189
U.S. Treasury Note	1.63	12-31-2019	184,000	186,789
U.S. Treasury Note	1.63	6-30-2020	182,000	184,329
U.S. Treasury Note	1.63	7-31-2020	171,000	173,091
U.S. Treasury Note	1.63	8-15-2022	117,000	116,040
U.S. Treasury Note	1.63	11-15-2022	179,000	177,308
U.S. Treasury Note	1.75	10-31-2018	66,000	67,595
U.S. Treasury Note	1.75	9-30-2019	183,000	186,898
U.S. Treasury Note	1.75	10-31-2020	148,000	150,339
U.S. Treasury Note	1.75	2-28-2022	153,000	153,562
U.S. Treasury Note	1.75	3-31-2022	154,000	154,445
U.S. Treasury Note	1.75	4-30-2022	151,000	151,338
U.S. Treasury Note	1.75	5-15-2022	136,000	136,266
U.S. Treasury Note	1.75	9-30-2022	144,000	143,949
U.S. Treasury Note	1.75	5-15-2023	270,000	267,757
U.S. Treasury Note	1.88	8-31-2017	142,000	145,334
U.S. Treasury Note	1.88	9-30-2017	122,000	124,948
U.S. Treasury Note	1.88	10-31-2017	139,000	142,417
U.S. Treasury Note	1.88	6-30-2020	86,000	88,045
U.S. Treasury Note	1.88	11-30-2021	154,000	156,029
U.S. Treasury Note	1.88	5-31-2022	150,000	151,430
U.S. Treasury Note	1.88	8-31-2022	142,000	143,148
U.S. Treasury Note	2.00	7-31-2020	122,000	125,619
U.S. Treasury Note	2.00	9-30-2020	106,000	109,083
U.S. Treasury Note	2.00	11-30-2020	122,000	125,320
U.S. Treasury Note	2.00	2-28-2021	136,000	139,428
U.S. Treasury Note	2.00	5-31-2021	146,000	149,513
U.S. Treasury Note	2.00	8-31-2021	154,000	157,443
U.S. Treasury Note	2.00	10-31-2021	154,000	157,228
U.S. Treasury Note	2.00	11-15-2021	216,000	220,463
U.S. Treasury Note	2.00	2-15-2022	157,000	160,216
U.S. Treasury Note	2.00	7-31-2022	144,000	146,469
U.S. Treasury Note	2.00	2-15-2023	265,000	268,547
U.S. Treasury Note	2.00	2-15-2025	347,000	345,726
U.S. Treasury Note	2.13	8-31-2020	138,000	142,823
U.S. Treasury Note	2.13	1-31-2021	132,000	136,242
U.S. Treasury Note	2.13	6-30-2021	142,000	146,312
U.S. Treasury Note	2.13	8-15-2021	212,000	218,236

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.13%	9-30-2021	$153,000	$157,455
U.S. Treasury Note	2.13	12-31-2021	152,000	156,128
U.S. Treasury Note	2.13	6-30-2022	151,000	154,956
U.S. Treasury Note	2.13	5-15-2025	234,000	235,490
U.S. Treasury Note	2.25	11-30-2017	117,000	120,857
U.S. Treasury Note	2.25	7-31-2018	49,000	50,871
U.S. Treasury Note	2.25	3-31-2021	135,000	140,157
U.S. Treasury Note	2.25	4-30-2021	142,000	147,384
U.S. Treasury Note	2.25	7-31-2021	154,000	159,743
U.S. Treasury Note	2.25	11-15-2024	347,000	353,615
U.S. Treasury Note	2.38	7-31-2017	117,000	120,781
U.S. Treasury Note	2.38	5-31-2018	58,000	60,353
U.S. Treasury Note	2.38	6-30-2018	74,000	77,024
U.S. Treasury Note	2.38	12-31-2020	123,000	128,605
U.S. Treasury Note	2.38	8-15-2024	348,000	358,540
U.S. Treasury Note	2.50	6-30-2017	107,000	110,535
U.S. Treasury Note	2.50	8-15-2023	230,000	240,485
U.S. Treasury Note	2.50	5-15-2024	339,000	353,249
U.S. Treasury Note	2.63	1-31-2018	81,000	84,457
U.S. Treasury Note	2.63	4-30-2018	62,000	64,842
U.S. Treasury Note	2.63	8-15-2020	180,000	190,507
U.S. Treasury Note	2.63	11-15-2020	290,000	306,671
U.S. Treasury Note	2.75	5-31-2017	106,000	109,807
U.S. Treasury Note	2.75	12-31-2017	90,000	94,031
U.S. Treasury Note	2.75	2-28-2018	71,000	74,343
U.S. Treasury Note	2.75	2-15-2019	128,000	135,155
U.S. Treasury Note	2.75	11-15-2023	303,000	322,671
U.S. Treasury Note	2.75	2-15-2024	261,000	277,476
U.S. Treasury Note	2.88	3-31-2018	80,000	84,125
U.S. Treasury Note	3.00	2-28-2017	113,000	117,002
U.S. Treasury Note	3.13	1-31-2017	139,000	143,879
U.S. Treasury Note	3.13	4-30-2017	107,000	111,380
U.S. Treasury Note	3.13	5-15-2019	166,000	177,793
U.S. Treasury Note	3.13	5-15-2021	155,000	168,098
U.S. Treasury Note	3.25	12-31-2016	119,000	123,094
U.S. Treasury Note	3.25	3-31-2017	120,000	124,908
U.S. Treasury Note	3.38	11-15-2019	191,000	207,484
U.S. Treasury Note	3.50	2-15-2018	120,000	127,689
U.S. Treasury Note	3.50	5-15-2020	165,000	180,905
U.S. Treasury Note	3.63	8-15-2019	145,000	158,388
U.S. Treasury Note	3.63	2-15-2020	230,000	252,707
U.S. Treasury Note	3.63	2-15-2021	240,000	266,303
U.S. Treasury Note	3.75	11-15-2018	141,000	153,108
U.S. Treasury Note	3.88	5-15-2018	65,000	70,153
U.S. Treasury Note	4.00	8-15-2018	74,000	80,581
U.S. Treasury Note	4.25	11-15-2017	86,000	92,425
U.S. Treasury Note	4.50	5-15-2017	65,000	69,134
U.S. Treasury Note	4.63	2-15-2017	79,000	83,462
U.S. Treasury Note	4.75	8-15-2017	80,000	86,131
U.S. Treasury Note	6.25	8-15-2023	35,000	46,308
U.S. Treasury Note	7.13	2-15-2023	24,000	32,940
U.S. Treasury Note	7.25	8-15-2022	24,000	32,647
U.S. Treasury Note	7.50	11-15-2024	22,000	32,185
U.S. Treasury Note	7.63	11-15-2022	12,000	16,784
U.S. Treasury Note	7.63	2-15-2025	20,000	29,668
U.S. Treasury Note	7.88	2-15-2021	15,000	19,956
U.S. Treasury Note	8.00	11-15-2021	48,000	65,888
U.S. Treasury Note	8.13	8-15-2019	29,000	36,670
U.S. Treasury Note	8.13	5-15-2021	17,000	23,039
U.S. Treasury Note	8.13	8-15-2021	15,000	20,503
U.S. Treasury Note	8.50	2-15-2020	15,000	19,616
U.S. Treasury Note	8.75	5-15-2017	42,000	47,551
U.S. Treasury Note	8.75	5-15-2020	12,000	15,986
U.S. Treasury Note	8.75	8-15-2020	27,000	36,392

Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)

U.S. Treasury Note		8.88%	8-15-2017	$25,000	$28,850
U.S. Treasury Note		8.88	2-15-2019	29,000	36,583
U.S. Treasury Note		9.00	11-15-2018	18,000	22,438
U.S. Treasury Note		9.13	5-15-2018	16,000	19,467

Total U.S. Treasury Securities (Cost $32,153,167)					32,389,753

Short-Term Investments : 1.38%

		Yield		Shares
Investment Companies : 1.02%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15		77,475	77,475
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16		747,401	747,401

					824,876

				Principal
U.S. Treasury Securities : 0.36%

U.S. Treasury Bill #(z)		0.04	11-27-2015	$15,000	15,000
U.S. Treasury Bill #(z)		0.05	3-17-2016	35,000	34,993
U.S. Treasury Bill #(z)		0.06	3-24-2016	215,000	214,941
U.S. Treasury Bill #(z)		0.08	11-5-2015	26,000	26,000

					290,934

Total Short-Term Investments (Cost $1,115,804)					1,115,810

Total investments in securities (Cost $63,355,172)*	99.89%				80,833,967
Other assets and liabilities, net	0.11				91,597

Total net assets	100.00%				$80,925,564

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $69,269,042 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,895,021
Gross unrealized losses	(7,330,096)

Net unrealized gains	$11,564,925

Abbreviations:
LLC	Limited liability company
plc	Public limited company

Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$6,192,851	$0	$0	$6,192,851
Consumer staples	4,702,001	0	0	4,702,001
Energy	3,278,759	0	0	3,278,759
Financials	7,824,434	0	0	7,824,434
Health care	6,944,781	0	0	6,944,781
Industrials	4,757,963	0	0	4,757,963
Information technology	9,662,045	0	0	9,662,045
Materials	1,329,785	0	0	1,329,785
Telecommunication services	1,146,296	0	0	1,146,296
Utilities	1,489,489	0	0	1,489,489
Rights
Consumer staples	0	0	0	0
U.S. Treasury securities	32,389,753	0	0	32,389,753
Short-term investments
Investment companies	747,401	77,475	0	824,876
U.S. Treasury securities	290,934	0	0	290,934

	80,756,492	77,475	0	80,833,967
Futures contracts	71,129	0	0	71,129

Total assets	$80,827,621	$77,475	$0	$80,905,096

Liabilities
Futures contracts	$31	$0	$0	$31

Total liabilities	$31	$0	$0	$31

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to /from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended September 30, 2015, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At September 30, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2015	Unrealized gains (losses)
12-17-2015	Goldman Sachs	6 Long	S&P 500 Index	$2,863,050	$30,642
12-18-2015	Goldman Sachs	7 Long	S&P 500 E-Mini Index	668,045	(11,739)
12-21-2015	Goldman Sachs	7 Short	U.S. Treasury Bonds	1,122,844	(10,958)
12-21-2015	Goldman Sachs	39 Short	10-Year U.S. Treasury Notes	5,020,641	(17,904)
12-31-2015	Goldman Sachs	1 Long	5-Year U.S. Treasury Notes	120,516	763

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 32.99%
FHLMC ±	2.61%	7-1-2045	$103,929	$106,543
FHLMC ±	2.62	12-1-2042	101,094	103,602
FHLMC ±	2.65	10-1-2045	87,000	89,192
FHLMC ±	2.69	8-1-2045	62,610	64,314
FHLMC ±	2.74	8-1-2045	60,994	62,750
FHLMC ±	2.74	5-1-2045	68,538	70,678
FHLMC ±	2.76	9-1-2045	46,000	47,306
FHLMC ±	2.76	8-1-2044	35,852	37,128
FHLMC (a)	2.79	7-1-2045	105,000	107,628
FHLMC (a)	2.83	10-1-2045	87,000	89,267
FHLMC ±	2.89	8-1-2044	58,232	60,552
FHLMC	3.00	2-15-2045	594,411	607,454
FHLMC ±	3.00	9-1-2045	35,000	36,295
FHLMC	3.50	12-1-2028	20,366	21,686
FHLMC	3.50	11-1-2029	30,950	32,970
FHLMC	3.50	11-1-2029	209,876	223,106
FHLMC	3.50	4-1-2030	246,028	262,130
FHLMC	3.50	6-1-2030	55,099	58,717
FHLMC	3.50	7-1-2030	70,315	74,931
FHLMC	3.50	8-1-2030	79,668	84,880
FHLMC	3.50	10-1-2030	25,000	26,646
FHLMC	3.50	10-1-2030	33,000	35,171
FHLMC	3.50	10-1-2030	25,000	26,599
FHLMC	3.50	9-1-2035	247,000	260,378
FHLMC	3.50	9-1-2035	25,960	27,366
FHLMC	3.50	9-1-2035	34,000	35,841
FHLMC	3.50	5-1-2043	191,125	199,782
FHLMC	3.50	12-1-2043	597,116	624,207
FHLMC	3.50	7-1-2045	24,928	26,017
FHLMC	3.50	8-1-2045	32,952	34,391
FHLMC %%	3.50	10-14-2045	900,000	936,844
FHLMC	4.00	10-1-2029	56,616	60,859
FHLMC	4.00	4-15-2040	22,744	24,468
FHLMC	4.00	2-1-2045	100,521	108,722
FHLMC	4.00	9-1-2045	125,000	135,006
FHLMC	4.00	10-1-2045	36,000	38,463
FHLMC	4.00	10-1-2045	28,000	30,241
FHLMC %%	4.00	10-1-2045	25,000	26,855
FHLMC %%	4.00	10-1-2045	47,000	50,386
FHLMC	4.50	8-1-2020	379,811	393,260
FHLMC	4.50	6-1-2042	195,663	217,675
FHLMC	4.50	2-1-2044	45,237	50,371
FHLMC	5.00	8-1-2039	315,827	354,065
FHLMC	5.00	5-1-2042	19,006	21,362
FHLMC	5.00	9-1-2043	22,181	24,949
FHLMC	5.00	9-1-2043	24,264	27,301
FHLMC	5.00	10-1-2043	22,753	25,601
FHLMC	5.00	7-1-2044	87,134	97,965
FHLMC Series 271 Class 30	3.00	8-15-2042	281,385	285,345
FHLMC Series 300 Class 300	3.00	1-15-2043	333,734	339,602
FHLMC Series 4227 Class AB	3.50	10-15-2037	173,005	182,817
FHLMC Series 4425 Class A	4.00	9-15-2040	177,160	189,671
FHLMC Series 4483 Class PA	2.50	6-15-2045	367,341	376,103
FNMA ¤	0.00	10-9-2019	260,000	241,459
FNMA ±	2.39	1-1-2036	43,072	46,017
FNMA ±	2.46	7-1-2045	92,397	94,371
FNMA ±	2.51	9-1-2045	35,943	36,742
FNMA ±	2.56	8-1-2045	99,816	102,283
FNMA ±	2.56	3-1-2045	32,146	33,069
FNMA ±	2.60	9-1-2045	69,700	71,458
FNMA ±	2.62	7-1-2045	28,046	28,821
FNMA	2.63	9-6-2024	102,000	104,497
FNMA ±	2.68	10-1-2045	52,000	53,416
FNMA ±	2.70	10-1-2045	69,000	70,931
FNMA ±	2.72	1-1-2045	88,575	91,686
FNMA ±	2.73	1-1-2045	121,645	125,864
FNMA ±	2.75	2-1-2045	104,125	107,799
FNMA (a)	2.75	11-1-2045	86,000	88,108

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.76%	9-1-2045	$139,000	$143,279
FNMA (a)	2.76	10-1-2045	60,000	61,533
FNMA ±	2.77	7-1-2045	48,618	50,238
FNMA ±	2.77	9-1-2045	148,000	152,601
FNMA (a)	2.79	10-1-2045	86,000	88,152
FNMA (a)	2.81	10-1-2045	87,000	89,267
FNMA ±	2.83	5-1-2043	40,079	41,538
FNMA ±	2.95	9-1-2045	35,000	36,275
FNMA %%	3.00	10-19-2030	200,000	208,297
FNMA	3.00	10-1-2042	33,482	34,074
FNMA	3.00	10-25-2042	472,929	481,356
FNMA	3.00	4-1-2043	335,707	341,478
FNMA ±	3.19	10-1-2043	30,546	31,907
FNMA	3.50	12-1-2029	90,694	96,591
FNMA	3.50	1-1-2030	184,550	196,898
FNMA	3.50	2-1-2030	132,062	140,655
FNMA	3.50	4-1-2030	123,624	131,911
FNMA	3.50	7-1-2030	86,658	92,491
FNMA	3.50	8-1-2030	50,716	54,147
FNMA	3.50	9-1-2030	58,539	62,499
FNMA	3.50	9-1-2035	250,477	263,907
FNMA	3.50	9-1-2035	25,000	26,340
FNMA	3.50	12-1-2042	91,678	95,921
FNMA	3.50	6-1-2045	460,849	482,158
FNMA	3.50	8-1-2045	282,289	295,341
FNMA	3.50	8-1-2045	205,435	214,934
FNMA	3.50	8-1-2045	243,607	254,871
FNMA (a)	3.50	10-1-2045	172,000	181,360
FNMA %%	3.50	10-14-2045	1,000,000	1,043,516
FNMA %%	3.50	11-12-2045	1,600,000	1,666,063
FNMA	4.00	3-1-2025	7,680	8,270
FNMA	4.00	6-1-2025	96,443	103,446
FNMA	4.00	6-1-2026	35,591	38,341
FNMA	4.00	1-1-2029	203,585	219,254
FNMA	4.00	3-1-2029	72,716	78,042
FNMA	4.00	7-1-2029	576,273	620,543
FNMA	4.00	11-1-2029	115,746	124,634
FNMA	4.00	7-1-2042	310,455	334,901
FNMA	4.00	11-1-2044	143,890	155,628
FNMA	4.00	11-1-2044	90,502	97,874
FNMA	4.00	12-1-2044	278,000	300,498
FNMA	4.00	6-1-2045	311,297	336,643
FNMA	4.00	6-1-2045	30,726	33,025
FNMA	4.00	10-1-2045	34,000	36,400
FNMA %%	4.00	10-14-2045	500,000	533,438
FNMA ±	4.38	4-1-2040	65,160	69,569
FNMA	4.50	1-1-2020	168,966	175,189
FNMA	4.50	10-1-2033	59,249	64,688
FNMA	4.50	5-1-2034	90,837	100,703
FNMA	4.50	2-1-2044	361,261	399,282
FNMA	4.50	3-1-2044	114,215	125,933
FNMA	4.50	4-1-2044	261,576	289,213
FNMA	4.50	6-1-2044	49,354	54,564
FNMA	4.50	2-1-2045	66,474	73,755
FNMA	5.00	7-1-2041	618,040	696,528
FNMA	5.00	10-1-2043	22,307	25,152
FNMA	5.00	7-1-2044	34,786	39,215
FNMA Series 2007-108 Class AN ±	8.20	11-25-2037	26,742	32,792
FNMA Series 2012-134 Class LC	3.00	12-25-2042	72,974	74,907
FNMA Series 2012-411 Class A3	3.00	8-25-2042	79,286	80,552
GNMA %%	3.50	12-17-2045	400,000	417,336
GNMA ±	2.50	5-20-2045	357,018	365,519
GNMA ±	2.50	8-20-2045	69,854	71,793
GNMA (a)	2.50	10-1-2045	31,000	31,760
GNMA (a)	2.50	10-1-2045	87,000	89,356
GNMA %%	3.00	10-21-2045	900,000	918,879
GNMA %%	3.50	10-21-2045	200,000	209,602
GNMA %%	3.50	11-19-2045	1,000,000	1,045,703
GNMA	4.00	8-20-2045	2,132,223	2,276,049

2

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)

GNMA	4.00%	9-20-2045	$25,000	$27,182
GNMA	4.00	9-20-2045	25,000	27,137
GNMA	4.50	5-15-2045	79,424	87,688
GNMA	4.50	5-20-2045	79,355	86,934
GNMA	4.50	5-20-2045	30,697	33,566
GNMA	4.50	6-20-2045	36,900	40,589
GNMA	4.50	7-20-2045	53,820	59,334
GNMA	4.50	8-20-2045	52,931	57,975
GNMA	4.50	9-20-2045	36,000	39,629
GNMA	4.50	9-20-2045	25,000	27,550
Structured Agency Credit Risk Debt Note Series 15-DN1 Class M1 ±	1.44	1-25-2025	170,780	170,780
Tennessee Valley Authority	2.88	9-15-2024	263,000	268,659
Tennessee Valley Authority	4.25	9-15-2065	118,000	118,679

Total Agency Securities (Cost $27,454,706)				27,686,255

Asset-Backed Securities : 12.47%

Ally Auto Receivables Trust Series 2013-1 Class A3	0.63	5-15-2017	7,678	7,677
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	240,000	240,714
Ally Auto Receivables Trust Series 2014-2 Class A4	1.84	1-15-2020	42,000	42,431
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	186,000	186,322
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	81,000	81,188
Ally Master Owner Trust Series 2012-5 Class A ±	1.54	9-15-2019	130,000	130,252
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.70	10-15-2019	273,000	272,387
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.78	1-15-2021	161,000	161,002
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	100,000	100,733
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	152,000	152,561
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	100,000	100,036
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	52,000	52,004
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	50,000	50,138
California Republic Auto Receivables Trust Series 2015-1 Class A3	1.33	4-15-2019	79,000	78,585
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	91,000	92,266
California Republic Auto Receivables Trust Series 2015-2 Class A3	1.31	8-15-2019	100,000	99,762
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	79,000	79,310
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	50,000	50,240
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	136,000	135,901
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	172,000	172,421
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	107,000	107,661
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.52	6-20-2016	8,089	8,089
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	177,000	177,166
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	51,000	51,294
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	196,000	196,267
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	29,000	29,184
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	267,000	267,261
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	113,000	113,323
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	62,000	62,237
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	73,000	73,143
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	105,000	105,236
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	156,000	156,847
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.97	1-21-2020	111,000	111,879
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	355,000	362,203
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	51,440	51,428
Ford Credit Auto Owner Trust Series 2013-D Class A3	0.67	4-15-2018	46,944	46,919
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	171,000	173,557
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	100,000	101,594
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	140,000	141,367
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	49,000	49,033
Ford Credit Floorplan Master Owner Trust Series 2014-2 Class A ±	0.71	2-15-2021	85,000	84,469
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	0.78	1-15-2022	279,000	276,739
Honda Auto Receivables Owner Trust Series 2014-B Class A3	0.90	12-17-2018	83,000	82,972
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	2-15-2018	23,410	23,433
Hyundai Auto Receivables Trust Series 2013-A Class A4	0.75	9-17-2018	42,000	41,966
Hyundai Auto Receivables Trust Series 2013-B Class A4	1.01	2-15-2019	37,000	37,039
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	3,946	3,951
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.51	3-27-2023	100,000	98,815
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.63	4-25-2023	96,000	94,774
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.46	1-25-2037	126,501	123,286
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.48	10-27-2036	133,196	127,074

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)

Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.41%	10-25-2033	$124,000	$118,184
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.42	3-23-2037	125,000	117,676
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.44	12-24-2035	136,000	129,376
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	0.50	3-22-2032	100,000	90,233
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.42	11-23-2022	16,295	16,252
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.38	10-26-2026	50,102	50,018
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	0.99	4-25-2046	52,860	52,793
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.72	5-15-2028	63,217	62,470
SLM Student Loan Trust Series 2004-10 Class A6A 144A±	0.85	4-27-2026	209,000	206,332
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.47	7-25-2023	178,534	175,167
SLM Student Loan Trust Series 2004-9 Class A5 ±	0.45	1-27-2020	194,379	194,330
SLM Student Loan Trust Series 2005-2 Class A5 ±	0.39	4-27-2020	205,352	205,291
SLM Student Loan Trust Series 2005-5 Class A4 ±	0.44	10-25-2028	180,000	167,679
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.50	7-27-2026	54,201	54,331
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.44	10-27-2031	120,000	113,638
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.45	10-25-2029	108,000	101,185
SLM Student Loan Trust Series 2005-9 Class A ±	0.42	1-27-2025	108,249	107,809
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.40	1-25-2021	181,000	173,164
SLM Student Loan Trust Series 2007-2 Class A4 ±	0.36	7-25-2022	187,000	174,784
SLM Student Loan Trust Series 2007-2 Class B ±	0.47	7-25-2025	100,000	83,466
SLM Student Loan Trust Series 2007-3 Class A3 ±	0.34	4-25-2019	281,000	276,718
SLM Student Loan Trust Series 2010-1 Class A ±	0.59	3-25-2025	106,243	104,757
SLM Student Loan Trust Series 2012-6 Class A3 ±	0.94	5-26-2026	100,000	98,927
SLM Student Loan Trust Series 2012-6 Class B ±	1.19	4-27-2043	100,000	88,292
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.31	8-15-2023	80,757	80,810
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	322,000	328,800
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.96	10-16-2023	44,852	44,827
SLM Student Loan Trust Series 2013-1 Class B ±	1.99	11-25-2043	100,000	90,124
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.59	10-26-2020	88,920	88,501
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.86	7-15-2022	72,673	72,597
SLM Student Loan Trust Series 2014-2 Class A3 ±	0.78	3-26-2029	119,000	116,653
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.81	7-15-2022	123,941	123,608
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	101,000	102,154
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	205,000	202,916
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.21	6-15-2027	100,000	99,237
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	100,000	101,447
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	1.41	7-15-2027	119,000	118,336
Trade Maps Limited Series 2013-1A Class A 144A±	0.90	12-10-2018	268,000	268,087

Total Asset-Backed Securities (Cost $10,533,165)				10,467,105

Corporate Bonds and Notes : 17.99%

Consumer Discretionary : 1.90%

Auto Components : 0.03%
Johnson Controls Incorporated	4.95	7-2-2064	25,000	22,186

Automobiles : 0.33%

General Motors Company	3.45	4-10-2022	90,000	86,320
General Motors Company	3.50	10-2-2018	115,000	115,928
General Motors Company	5.00	4-1-2035	50,000	46,337
General Motors Company	5.20	4-1-2045	30,000	28,169
				276,754

Hotels, Restaurants & Leisure : 0.17%

McDonald’s Corporation	3.38	5-26-2025	55,000	55,236
McDonald’s Corporation	2.20	5-26-2020	40,000	39,962
Yum! Brands Incorporated	5.35	11-1-2043	50,000	48,038
				143,236

Internet & Catalog Retail : 0.12%
Amazon.com Incorporated	4.95	12-5-2044	95,000	97,104

Media : 1.07%
CCO Safari II LLC 144A	4.91	7-23-2025	110,000	109,517

4

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)

CCO Safari II LLC 144A	6.48%	10-23-2045	$107,000	$107,871
Comcast Corporation	4.40	8-15-2035	40,000	40,275
Cox Communications Incorporated 144A	4.80	2-1-2035	35,000	31,035
DIRECTV Holdings LLC	3.80	3-15-2022	20,000	20,136
DIRECTV Holdings LLC	3.95	1-15-2025	130,000	127,455
DIRECTV Holdings LLC	4.45	4-1-2024	95,000	97,567
Scripps Networks Interactive Incorporated	2.80	6-15-2020	60,000	59,398
Scripps Networks Interactive Incorporated	3.50	6-15-2022	40,000	39,173
Scripps Networks Interactive Incorporated	3.90	11-15-2024	75,000	73,626
Scripps Networks Interactive Incorporated	3.95	6-15-2025	70,000	67,788
Time Warner Cable Incorporated	6.55	5-1-2037	25,000	24,575
Viacom Incorporated	4.85	12-15-2034	80,000	69,146
Viacom Incorporated	5.25	4-1-2044	35,000	30,342

				897,904

Multiline Retail : 0.05%
Kohl’s Corporation	5.55	7-17-2045	40,000	39,207

Specialty Retail : 0.06%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	55,000	52,121

Textiles, Apparel & Luxury Goods : 0.07%
Coach Incorporated	4.25	4-1-2025	65,000	62,057

Consumer Staples : 1.21%

Beverages : 0.03%
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	25,000	24,436

Food & Staples Retailing : 0.10%

Sysco Corporation	2.60	10-1-2020	20,000	20,019
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	70,000	67,142

				87,161

Food Products : 0.74%

H. J. Heinz Company 144A	2.80	7-2-2020	140,000	140,927
H. J. Heinz Company 144A	3.95	7-15-2025	140,000	143,305
H. J. Heinz Company 144A	5.20	7-15-2045	30,000	31,790
Wm. Wrigley Jr. Company 144A	2.00	10-20-2017	35,000	35,283
Wm. Wrigley Jr. Company 144A	2.40	10-21-2018	50,000	50,884
Wm. Wrigley Jr. Company 144A	2.90	10-21-2019	102,000	104,764
Wm. Wrigley Jr. Company 144A	3.38	10-21-2020	105,000	109,370

				616,323

Tobacco : 0.34%

Altria Group Incorporated	2.63	1-14-2020	85,000	85,909
Altria Group Incorporated	4.50	5-2-2043	60,000	57,346
Reynolds American Incorporated	4.45	6-12-2025	65,000	68,041
Reynolds American Incorporated	5.70	8-15-2035	70,000	76,101

				287,397

Energy : 2.66%

Oil, Gas & Consumable Fuels : 2.66%

Chevron Corporation	1.37	3-2-2018	145,000	145,116
Chevron Corporation	2.41	3-3-2022	125,000	122,371
ConocoPhillips Company	2.88	11-15-2021	55,000	54,769
Continental Resources Incorporated	4.50	4-15-2023	25,000	21,469
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	100,000	100,283
Energy Transfer Partners LP	2.50	6-15-2018	75,000	74,672
Energy Transfer Partners LP	4.05	3-15-2025	75,000	65,983
Energy Transfer Partners LP	4.15	10-1-2020	40,000	40,463

5

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)

Energy Transfer Partners LP	4.75%	1-15-2026	$115,000	$105,854
Energy Transfer Partners LP	6.13	12-15-2045	25,000	22,206
Enlink Midstream Partners LP	5.05	4-1-2045	120,000	101,724
Enterprise Products Operating LLC	3.70	2-15-2026	75,000	70,903
Enterprise Products Operating LLC	3.75	2-15-2025	60,000	57,348
Enterprise Products Operating LLC	4.85	3-15-2044	10,000	8,920
Enterprise Products Operating LLC	4.90	5-15-2046	22,000	19,757
Exxon Mobil Corporation	1.31	3-6-2018	105,000	105,232
Exxon Mobil Corporation	1.91	3-6-2020	125,000	125,788
Exxon Mobil Corporation	2.71	3-6-2025	85,000	83,343
Gulfstream Natural Gas System LLC 144A	5.95	10-15-2045	90,000	88,776
Kerr-McGee Corporation	6.95	7-1-2024	160,000	187,369
Kinder Morgan Energy Partners LP	5.30	12-1-2034	45,000	38,336
Kinder Morgan Energy Partners LP	5.55	6-1-2045	20,000	16,621
Marathon Oil Corporation	3.85	6-1-2025	20,000	17,804
Marathon Oil Corporation	5.20	6-1-2045	90,000	75,949
Marathon Petroleum Corporation	5.00	9-15-2054	10,000	8,744
Newfield Exploration Company	5.63	7-1-2024	40,000	38,000
ONEOK Partners LP	2.00	10-1-2017	75,000	74,521
Rowan Companies Incorporated	5.40	12-1-2042	54,000	32,028
Rowan Companies Incorporated	5.85	1-15-2044	30,000	18,753
Sunoco Logistics Partner LP	5.35	5-15-2045	25,000	20,327
TC Pipelines LP	4.65	6-15-2021	28,000	28,733
Valero Energy Corporation	4.90	3-15-2045	65,000	57,896
Western Gas Partners LP	3.95	6-1-2025	110,000	103,072
Western Gas Partners LP	5.38	6-1-2021	30,000	32,115
Williams Partners LP	4.00	9-15-2025	75,000	64,986

				2,230,231

Financials : 5.72%

Banks : 1.93%

Bank of America Corporation	1.50	10-9-2015	225,000	225,018
Bank of America Corporation	3.88	8-1-2025	195,000	197,732
Bank of America Corporation	6.00	9-1-2017	115,000	123,941
Citigroup Incorporated	1.55	8-14-2017	160,000	160,179
Citigroup Incorporated	1.70	7-25-2016	115,000	115,565
Citigroup Incorporated	4.45	9-29-2027	135,000	134,013
Citigroup Incorporated	4.65	7-30-2045	70,000	69,759
HSBC USA Incorporated	2.75	8-7-2020	205,000	205,662
JPMorgan Chase & Company	2.75	6-23-2020	118,000	118,992
JPMorgan Chase & Company	3.90	7-15-2025	150,000	153,450
JPMorgan Chase & Company	4.25	10-1-2027	72,000	71,741
JPMorgan Chase & Company	4.95	6-1-2045	46,000	46,165

				1,622,217

Capital Markets : 1.18%

Goldman Sachs Group Incorporated	3.75	5-22-2025	70,000	70,300
Goldman Sachs Group Incorporated	5.15	5-22-2045	50,000	49,105
Goldman Sachs Group Incorporated	6.75	10-1-2037	80,000	95,361
Lazard Group LLC	3.75	2-13-2025	145,000	138,414
Lazard Group LLC	4.25	11-14-2020	80,000	84,746
Morgan Stanley	2.80	6-16-2020	175,000	176,259
Morgan Stanley	3.95	4-23-2027	80,000	77,083
Morgan Stanley	4.00	7-23-2025	195,000	199,374
Morgan Stanley	5.38	10-15-2015	100,000	100,169

				990,811

Consumer Finance : 0.88%

Block Financial LLC	4.13	10-1-2020	40,000	40,036
Block Financial LLC	5.25	10-1-2025	25,000	25,045
ERAC USA Finance LLC 144A	4.50	2-15-2045	25,000	23,134
ERAC USA Finance LLC 144A	5.63	3-15-2042	82,000	87,981
Hyundai Capital America 144A	2.00	3-19-2018	40,000	39,831
Hyundai Capital America 144A	2.60	3-19-2020	100,000	99,505

6

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)

Murray Street Investment Trust I	4.65%	3-9-2017	$188,000	$196,065
Synchrony Financial	4.50	7-23-2025	95,000	95,783
Toyota Motor Credit Corporation	2.75	5-17-2021	125,000	126,760

				734,140

Diversified Financial Services : 0.16%
General Electric Capital Corporation	5.88	1-14-2038	110,000	137,357

Insurance : 0.59%

American International Group Incorporated	3.75	7-10-2025	75,000	76,197
American International Group Incorporated	4.38	1-15-2055	40,000	36,432
American International Group Incorporated	4.50	7-16-2044	45,000	44,212
Assurant Incorporated	2.50	3-15-2018	100,000	101,105
Liberty Mutual Group Incorporated 144A	4.85	8-1-2044	75,000	72,967
Marsh & McLennan Companies	3.75	3-14-2026	80,000	80,478
MetLife Incorporated	1.90	12-15-2017	55,000	55,402
Principal Financial Group Incorporated	3.40	5-15-2025	25,000	24,607

				491,400

REITs : 0.98%

American Tower Corporation	2.80	6-1-2020	50,000	49,900
American Tower Corporation	3.45	9-15-2021	105,000	105,483
American Tower Corporation	3.50	1-31-2023	96,000	92,518
American Tower Corporation	4.00	6-1-2025	55,000	53,687
DDR Corporation	3.38	5-15-2023	100,000	95,666
DDR Corporation	4.63	7-15-2022	120,000	125,697
Healthcare Trust of America Holdings LP	3.38	7-15-2021	70,000	70,019
Mid-America Apartments LP	3.75	6-15-2024	90,000	88,389
Mid-America Apartments LP	4.30	10-15-2023	40,000	41,088
Tanger Properties LP	3.75	12-1-2024	45,000	44,571
Tanger Properties LP	3.88	12-1-2023	55,000	55,111

				822,129

Health Care : 1.64%

Biotechnology : 1.16%

Amgen Incorporated	2.20	5-22-2019	75,000	75,229
Amgen Incorporated	2.70	5-1-2022	60,000	58,567
Baxalta Incorporated 144A	5.25	6-23-2045	90,000	89,167
Biogen Incorporated	2.90	9-15-2020	50,000	50,398
Biogen Incorporated	3.63	9-15-2022	45,000	45,360
Biogen Incorporated	4.05	9-15-2025	87,000	87,948
Biogen Incorporated	5.20	9-15-2045	32,000	32,308
Celgene Corporation	2.88	8-15-2020	55,000	55,503
Celgene Corporation	3.88	8-15-2025	30,000	30,018
Celgene Corporation	5.00	8-15-2045	60,000	59,548
Gilead Sciences Incorporated	2.55	9-1-2020	140,000	140,886
Gilead Sciences Incorporated	3.65	3-1-2026	138,000	138,468
Gilead Sciences Incorporated	4.60	9-1-2035	45,000	45,025
Gilead Sciences Incorporated	4.75	3-1-2046	65,000	65,314

				973,739

Health Care Providers & Services : 0.04%
WellPoint Incorporated	5.10	1-15-2044	35,000	36,398

Pharmaceuticals : 0.44%

AbbVie Incorporated	2.50	5-14-2020	230,000	228,746
AbbVie Incorporated	3.60	5-14-2025	100,000	98,771
Mylan Incorporated	5.40	11-29-2043	40,000	39,568

				367,085

7

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 0.69%

Aerospace & Defense : 0.17%

Northrop Grumman Corporation	3.25%	8-1-2023	$110,000	$109,814
Northrop Grumman Corporation	3.85	4-15-2045	35,000	31,463

				141,277

Machinery : 0.06%
Valmont Industries Incorporated	5.25	10-1-2054	55,000	48,436

Professional Services : 0.02%
Verisk Analytics Incorporated	5.50	6-15-2045	15,000	14,750

Road & Rail : 0.31%

Penske Truck Leasing Company LP 144A	3.05	1-9-2020	25,000	25,222
Penske Truck Leasing Company LP 144A	3.20	7-15-2020	135,000	135,989
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	105,000	102,652

				263,863

Transportation Infrastructure : 0.13%

Burlington North Santa Fe LLC	3.65	9-1-2025	55,000	55,644
Burlington North Santa Fe LLC	4.70	9-1-2045	55,000	55,366

				111,010

Information Technology : 1.36%

Electronic Equipment, Instruments & Components : 0.08%
L-3 Communications Corporation	3.95	5-28-2024	70,000	67,131

IT Services : 0.15%

Automatic Data Processing Incorporated	2.25	9-15-2020	40,000	40,298
Automatic Data Processing Incorporated	3.38	9-15-2025	80,000	81,343

				121,641

Semiconductors & Semiconductor Equipment : 0.30%

Intel Corporation	2.45	7-29-2020	80,000	81,067
Intel Corporation	3.10	7-29-2022	80,000	81,394
Intel Corporation	3.70	7-29-2025	45,000	46,234
Intel Corporation	4.90	7-29-2045	45,000	46,594

				255,289

Software : 0.22%

Oracle Corporation	2.50	5-15-2022	100,000	98,558
Oracle Corporation	2.95	5-15-2025	65,000	63,398
Oracle Corporation	3.90	5-15-2035	25,000	23,732

				185,688

Technology Hardware, Storage & Peripherals : 0.61%

Hewlett Packard Enterprise Company 144A%%	2.85	10-5-2018	165,000	164,789
Hewlett Packard Enterprise Company 144A%%	3.60	10-15-2020	125,000	124,965
Hewlett Packard Enterprise Company 144A%%	4.90	10-15-2025	125,000	124,656
Hewlett Packard Enterprise Company 144A%%	6.20	10-15-2035	25,000	24,986
Hewlett Packard Enterprise Company 144A%%	6.35	10-15-2045	75,000	74,949

				514,345

Materials : 0.28%

Chemicals : 0.16%

Albemarle Corporation	5.45	12-1-2044	65,000	65,903
Mosaic Company	5.45	11-15-2033	30,000	31,515

8

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Mosaic Company	5.63%	11-15-2043	$35,000	$36,708

				134,126

Metals & Mining : 0.03%
Vale Overseas Limited	8.25	1-17-2034	25,000	22,754

Paper & Forest Products : 0.09%
International Paper Company	5.15	5-15-2046	80,000	78,196

Telecommunication Services : 1.00%

Diversified Telecommunication Services : 1.00%

AT&T Incorporated	3.00	6-30-2022	165,000	160,994
AT&T Incorporated	3.40	5-15-2025	165,000	157,559
AT&T Incorporated	4.50	5-15-2035	30,000	27,512
Verizon Communications Incorporated	2.50	9-15-2016	100,000	101,374
Verizon Communications Incorporated	4.27	1-15-2036	57,000	51,601
Verizon Communications Incorporated	4.40	11-1-2034	113,000	105,191
Verizon Communications Incorporated	4.86	8-21-2046	255,000	238,601

				842,832

Utilities : 1.53%

Electric Utilities : 1.16%

Alabama Power Company	3.75	3-1-2045	60,000	54,322
American Electric Power Company	1.65	12-15-2017	120,000	119,630
Appalachian Power Company	4.45	6-1-2045	40,000	38,853
Commonwealth Edison Company	3.70	3-1-2045	20,000	18,311
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	20,000	20,185
Duke Energy Progress Incorporated	3.25	8-15-2025	80,000	81,370
Duke Energy Progress Incorporated	4.20	8-15-2045	70,000	71,527
Kentucky Utilities Company	4.38	10-1-2045	35,000	36,116
PacifiCorp	3.60	4-1-2024	110,000	113,702
PECO Energy Company %%	3.15	10-15-2025	85,000	84,992
Potomac Electric Power Company	3.60	3-15-2024	55,000	57,216
PPL Electric Utilities Corporation %%	4.15	10-1-2045	70,000	69,462
Public Service Company of Colorado	4.30	3-15-2044	30,000	30,639
Public Service Electric & Gas Company	3.05	11-15-2024	50,000	49,635
Southwestern Electric Power Company	3.55	2-15-2022	40,000	40,814
Southwestern Electric Power Company	3.90	4-1-2045	55,000	48,814
Virginia Electric & Power Company	4.45	2-15-2044	35,000	36,675

				972,263

Multi-Utilities : 0.37%

Berkshire Hathaway Energy	4.50	2-1-2045	5,000	4,945
Dominion Resources Incorporated	3.90	10-1-2025	53,000	53,619
Dominion Resources Incorporated	4.70	12-1-2044	60,000	59,473
Puget Energy Incorporated	6.00	9-1-2021	145,000	167,358
Puget Sound Energy Incorporated	4.30	5-20-2045	30,000	30,697

				316,092

Total Corporate Bonds and Notes (Cost $15,295,545)				15,101,086

Municipal Obligations : 1.04%

California : 0.29%

California Build America Bonds (GO Revenue)	7.60	11-1-2040	80,000	117,375
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	90,000	124,382

				241,757

9

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Nevada : 0.21%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82%	7-1-2045	$130,000	$178,490

New Jersey : 0.19%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	119,000	159,391

New York : 0.14%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	120,000	115,963

Ohio : 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	36,000	34,777

Texas : 0.17%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	104,000	140,774

Total Municipal Obligations (Cost $736,528)				871,152

Non-Agency Mortgage-Backed Securities : 4.87%
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	100,000	112,053
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13	11-10-2046	31,000	33,617
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	138,000	150,529
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A2	2.35	5-15-2045	128,422	130,429
Commercial Mortgage Pass-Through Certificate Series 2012-CR4 Class A2	1.80	10-15-2045	30,000	29,990
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	35,000	36,709
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	35,000	36,238
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	19,000	20,572
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	156,000	163,525
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45	7-15-2047	58,000	60,469
Commercial Mortgage Pass-Through Certificate Series 2014-UBS3 Class A4	3.82	6-10-2047	73,000	77,460
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	50,000	53,107
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM ±	4.05	12-10-2047	120,000	125,840
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class ASB	3.39	12-10-2047	24,000	24,926
Commercial Mortgage Pass-Through Certificate Series 2015-LC21 Class A4	3.71	7-10-2048	26,000	27,154
Commercial Mortgage Pass-Through Certificate Series 2015-PC1 Class ASB	3.61	7-10-2050	94,000	98,707
CSAIL Commercial Mortgage Trust Series 2015-C2 Class AS	3.85	6-15-2057	90,000	92,629
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB	3.22	6-15-2057	178,000	183,507
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	55,867	56,131
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	211,000	234,859
GS Mortgage Securities Trust Series 2011-GC3 Class A2 144A	3.65	3-10-2044	68,256	68,335
GS Mortgage Securities Trust Series 2012-GC6 Class A1	1.28	1-10-2045	993	994
GS Mortgage Securities Trust Series 2012-GCJ7 Class A1	1.14	5-10-2045	16,514	16,522
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	108,000	109,204
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	13,000	13,453
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	18,881	18,847
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	60,000	63,633
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	67,000	71,089
GS Mortgage Securities Trust Series 2014-GC26 Class AAB	3.37	11-10-2047	71,000	74,051
GS Mortgage Securities Trust Series 2015-GC30 Class AAB	3.12	5-10-2050	64,000	65,394
GS Mortgage Securities Trust Series 2015-GC32 Class AAB	3.51	7-10-2048	94,000	98,267

10

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Impact Funding LLC Series 2010-1 Class A1 144A	5.31%	1-25-2051	$313,657	$361,975
JPMorgan Chase Commercial Mortgage Securities Trust Series 2004-LN2 Class A2	5.12	7-15-2041	3,228	3,227
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB14 Class A4 ±	5.48	12-12-2044	22,801	22,888
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	100,000	107,370
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	57,358	59,015
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	117,000	123,475
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	39,000	39,194
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C22 Class A4	3.80	9-15-2047	25,000	26,356
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class ASB	3.41	11-15-2047	15,000	15,675
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	47,000	46,187
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class ASB	3.04	10-15-2048	33,000	33,639
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class A4	3.55	7-15-2048	56,000	57,780
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±	4.23	7-15-2048	80,000	83,925
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class ASB	3.56	7-15-2048	75,000	78,681
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-IVR2 Class A2 144A±	2.77	1-25-2045	90,276	91,006
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	99,354	99,658
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	39,000	39,349
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A3	3.05	4-15-2048	39,000	38,666
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A3	3.45	7-15-2050	44,000	45,169
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	192,138	194,016
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	73,129	74,245
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	63,000	63,777
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	33,000	33,835

Total Non-Agency Mortgage-Backed Securities (Cost $4,012,683)				4,087,348

U.S. Treasury Securities : 29.80%
U.S. Treasury Bond	2.00	8-15-2025	1,225,000	1,219,098
U.S. Treasury Bond	2.88	8-15-2045	463,000	463,048
U.S. Treasury Bond	3.00	5-15-2045	463,000	474,165
U.S. Treasury Bond	3.13	2-15-2043	1,168,000	1,223,814
U.S. Treasury Bond	3.38	5-15-2044	228,000	250,367
U.S. Treasury Bond	3.63	2-15-2044	188,000	216,283
U.S. Treasury Bond	4.50	8-15-2039	384,000	501,210
U.S. Treasury Note	0.63	7-31-2017	721,000	721,423
U.S. Treasury Note	0.63	8-31-2017	102,000	101,997
U.S. Treasury Note ##	0.63	9-30-2017	2,498,000	2,496,828
U.S. Treasury Note ##	0.75	4-15-2018	2,348,000	2,344,516
U.S. Treasury Note	0.88	4-30-2017	182,000	182,905
U.S. Treasury Note	0.88	5-15-2017	8,000	8,040
U.S. Treasury Note	0.88	8-15-2017	1,373,000	1,379,328
U.S. Treasury Note	0.88	7-15-2018	47,000	47,004
U.S. Treasury Note	1.00	3-15-2018	448,000	450,380
U.S. Treasury Note	1.00	8-15-2018	117,000	117,314
U.S. Treasury Note	1.00	9-15-2018	2,567,000	2,573,084
U.S. Treasury Note	1.00	9-30-2019	463,000	459,359
U.S. Treasury Note ##	1.38	9-30-2020	2,037,000	2,036,682
U.S. Treasury Note	1.50	1-31-2019	1,279,000	1,298,385
U.S. Treasury Note	1.50	5-31-2019	457,000	463,177
U.S. Treasury Note	1.63	7-31-2019	526,000	535,068

11

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	6-30-2020	$738,000	$747,446
U.S. Treasury Note	1.63	7-31-2020	83,000	84,027
U.S. Treasury Note	1.75	9-30-2019	2,440,000	2,491,971
U.S. Treasury Note	1.75	9-30-2022	306,000	305,880
U.S. Treasury Note	2.13	5-15-2025	940,000	945,985
U.S. Treasury Note	2.63	11-15-2020	821,000	868,197

Total U.S. Treasury Securities (Cost $24,880,291)				25,006,981

Yankee Corporate Bonds and Notes : 4.39%

Consumer Discretionary : 0.15%

Auto Components : 0.03%
Magna International Incorporated	4.15	10-1-2025	20,000	20,010

Media : 0.12%
Sky plc 144A	3.75	9-16-2024	105,000	103,538

Consumer Staples : 0.30%

Beverages : 0.20%
Pernod Ricard SA 144A	5.75	4-7-2021	150,000	168,747

Tobacco : 0.10%
BAT International Finance plc 144A	3.95	6-15-2025	80,000	83,243

Energy : 0.96%

Oil, Gas & Consumable Fuels : 0.96%

Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	60,000	43,433
Ecopetrol SA	5.38	6-26-2026	85,000	74,163
Ecopetrol SA	5.88	5-28-2045	45,000	33,975
Ecopetrol SA	7.38	9-18-2043	10,000	9,150
Petroleos Mexicanos Company	2.38	4-15-2025	120,000	122,059
Petroleos Mexicanos Company	2.46	12-15-2025	195,000	198,095
Petroleos Mexicanos Company 144A	4.50	1-23-2026	40,000	36,876
Petroleos Mexicanos Company 144A	5.63	1-23-2046	65,000	53,222
Statoil ASA	2.90	11-8-2020	90,000	92,812
Talisman Energy Incorporated	3.75	2-1-2021	65,000	61,304
Weatherford International Limited	4.50	4-15-2022	45,000	36,406
Weatherford International Limited	5.95	4-15-2042	60,000	43,196

				804,691

Financials : 1.61%

Banks : 1.36%

BNP Paribas SA 144A	4.38	9-28-2025	68,000	66,325
DNB Boligkreditt AS 144A	2.00	5-28-2021	200,000	201,126
Japan Bank for International Cooperation	1.75	5-28-2020	200,000	200,141
Nordea Bank AB 144A	2.50	9-17-2020	165,000	166,333
Stadshypotek AB 144A	1.75	4-9-2020	305,000	305,134
UBS Group Funding (Jersey) Limited 144A	2.95	9-24-2020	200,000	200,396

				1,139,455

Consumer Finance : 0.25%
Volkswagen International Finance NV 144A	1.13	11-18-2016	210,000	206,606

Health Care : 0.42%

Pharmaceuticals : 0.42%

Actavis Funding SCS	2.35	3-12-2018	70,000	70,279
Actavis Funding SCS	3.00	3-12-2020	90,000	90,101
Actavis Funding SCS	3.80	3-15-2025	115,000	111,254

12

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Actavis Funding SCS		4.75%	3-15-2045	$90,000	$81,762

					353,396

Industrials : 0.33%

Aerospace & Defense : 0.05%
Embraer Netherlands Finance BV		5.05	6-15-2025	45,000	41,636

Transportation Infrastructure : 0.28%

A.P. Moller-Maersk A/S 144A		2.88	9-28-2020	165,000	165,000
A.P. Moller-Maersk A/S 144A		3.88	9-28-2025	72,000	70,605

					235,605

Materials : 0.35%

Chemicals : 0.08%

LYB International Finance BV		4.88	3-15-2044	40,000	37,918
LyondellBasell Industries NV		4.63	2-26-2055	40,000	34,033

					71,951

Metals & Mining : 0.27%

Barrick Gold Corporation		4.10	5-1-2023	45,000	40,257
Rio Tinto Finance USA Limited		3.75	6-15-2025	100,000	97,582
Teck Resources Limited		3.75	2-1-2023	25,000	15,250
Xstrata Finance Canada 144A		2.05	10-23-2015	71,000	70,929

					224,018

Telecommunication Services : 0.27%

Wireless Telecommunication Services : 0.27%
America Movil SAB de CV		3.13	7-16-2022	235,000	228,211

Total Yankee Corporate Bonds and Notes (Cost $3,802,584)					3,681,107

Yankee Government Bonds : 1.34%

Hashemite Kingdom of Jordan		2.58	6-30-2022	201,000	207,759
Republic of Paraguay 144A		6.10	8-11-2044	100,000	97,750
Republic of Peru		4.13	8-25-2027	35,000	34,475
Republic of Slovenia 144A		5.25	2-18-2024	200,000	220,000
Slovak Republic 144A		4.38	5-21-2022	375,000	417,998
United Mexican States		5.75	10-12-2049	160,000	149,600

Total Yankee Government Bonds (Cost $1,073,056)					1,127,582

		Yield		Shares
Short-Term Investments : 1.84%

Investment Companies : 1.84%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)		0.15		1,545,084	1,545,084

Total Short-Term Investments (Cost $1,545,084)					1,545,084

Total investments in securities (Cost $89,333,642)*	106.73%				89,573,700

Other assets and liabilities, net	(6.73)				(5,650,809)

Total net assets	100.00%				$83,922,891

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

13

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $89,573,088 and unrealized gains (losses) consists of:

Gross unrealized gains	$882,053
Gross unrealized losses	(881,441)

Net unrealized gains	$612

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

14

Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$27,686,255	$0	$27,686,255
Asset-backed securities	0	10,467,105	0	10,467,105
Corporate bonds and notes	0	15,101,086	0	15,101,086
Municipal obligations	0	871,152	0	871,152
Non-agency mortgage-backed securities	0	4,087,348	0	4,087,348
U.S. Treasury securities	25,006,981	0	0	25,006,981
Yankee corporate bonds and notes	0	3,681,107	0	3,681,107
Yankee government bonds	0	1,127,582	0	1,127,582
Short-term investments
Investment companies	1,545,084	0	0	1,545,084

Total assets	$26,552,065	$63,021,635	$0	$89,573,700

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.65%

Consumer Discretionary : 17.01%

Auto Components : 1.88%

Gentherm Incorporated †	43,100	$1,936,053
Motorcar Parts of America Incorporated †	81,433	2,552,110

		4,488,163

Diversified Consumer Services : 1.12%
Grand Canyon Education Incorporated †	70,200	2,666,898

Hotels, Restaurants & Leisure : 6.22%

Fiesta Restaurant Group Incorporated †	123,376	5,597,569
Jack in the Box Incorporated	30,200	2,326,608
La Quinta Holdings Incorporated †	117,066	1,847,301
Planet Fitness Incorporated Class A †	22,376	383,525
The Habit Restaurants Incorporated Class A †«	113,818	2,436,843
Wingstop Incorporated †«	49,700	1,191,806
Zoe’s Kitchen Incorporated †«	26,553	1,048,578

		14,832,230

Leisure Products : 0.85%

MCBC Holdings Incorporated †	49,634	643,257
Performance Sports Group Limited †	102,663	1,377,737

		2,020,994

Media : 1.06%
IMAX Corporation †	74,900	2,530,871

Specialty Retail : 3.47%

Boot Barn Holdings Incorporated †«	120,411	2,219,175
Five Below Incorporated †«	51,478	1,728,631
Lithia Motors Incorporated Class A	29,900	3,232,489
Sportsman’s Warehouse Incorporated †	89,534	1,103,059

		8,283,354

Textiles, Apparel & Luxury Goods : 2.41%
G-III Apparel Group Limited †	93,100	5,740,546

Energy : 1.70%
Oil, Gas & Consumable Fuels : 1.70%

Matador Resources Company †«	36,323	753,339
PDC Energy Incorporated †	30,300	1,606,203
RSP Permian Incorporated †	83,851	1,697,983

		4,057,525

Financials : 7.44%

Capital Markets : 0.94%
Financial Engines Incorporated «	76,300	2,248,561

Consumer Finance : 0.98%
Portfolio Recovery Associates Incorporated †	44,295	2,344,091

Diversified Financial Services : 4.55%
MarketAxess Holdings Incorporated	116,678	10,837,053

Thrifts & Mortgage Finance : 0.97%
LendingTree Incorporated †	24,800	2,307,144

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name	Shares	Value
Health Care : 32.46%

Biotechnology : 6.73%

Exact Sciences Corporation †«	109,708	$1,973,647
Ligand Pharmaceuticals Incorporated †	28,600	2,449,590
PTC Therapeutics Incorporated †	75,600	2,018,520
Radius Health Incorporated †	33,638	2,331,450
Repligen Corporation †	98,700	2,748,795
Retrophin Incorporated †	45,200	915,752
Spark Therapeutics Incorporated †«	17,817	743,503
Ultragenyx Pharmaceutical Incorporated †	29,712	2,861,563

		16,042,820

Health Care Equipment & Supplies : 9.55%

Align Technology Incorporated †	21,600	1,226,016
Cardiovascular Systems Incorporated †	143,901	2,279,392
Cerus Corporation †«	251,500	1,141,810
ConforMIS Incorporated †«	50,279	908,039
Cynosure Incorporated Class A †	114,877	3,450,905
DexCom Incorporated †	10,160	872,338
Entellus Medical Incorporated †	61,092	1,100,878
Glaukos Corporation †«	74,296	1,797,220
Inogen Incorporated †	27,500	1,335,125
Nevro Corporation †«	36,939	1,713,600
NxStage Medical Incorporated †	186,320	2,938,266
The Spectranetics Corporation †	340,167	4,010,569

		22,774,158

Health Care Providers & Services : 11.97%

AAC Holdings Incorporated †«	78,568	1,748,138
Acadia Healthcare Company Incorporated †	129,400	8,575,338
Adeptus Health Incorporated Class A †«	30,568	2,468,672
Diplomat Pharmacy Incorporated †	54,839	1,575,524
ExamWorks Group Incorporated †	199,156	5,823,321
HealthEquity Incorporated †	155,885	4,606,402
Team Health Holdings Incorporated †	35,800	1,934,274
Teladoc Incorporated †«	80,806	1,801,166

		28,532,835

Life Sciences Tools & Services : 1.30%

ICON plc ADR †	29,200	2,072,324
INC Research Holdings Incorporated Class A †	25,400	1,016,000

		3,088,324

Pharmaceuticals : 2.91%

Akorn Incorporated †	34,015	969,598
ANI Pharmaceuticals Incorporated †«	33,100	1,307,781
Depomed Incorporated †	21,400	403,390
Horizon Pharma plc †«	45,654	904,862
Intersect ENT Incorporated †	143,451	3,356,753

		6,942,384

Industrials : 7.29%

Air Freight & Logistics : 0.43%
XPO Logistics Incorporated †«	42,500	1,012,775

Building Products : 1.08%
Apogee Enterprises Incorporated	57,600	2,571,840

Commercial Services & Supplies : 0.58%
Multi-Color Corporation	18,200	1,392,118

2

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Electrical Equipment : 0.21%
Power Solutions International Incorporated †«	22,168	$503,435

Machinery : 0.81%
Milacron Holdings Corporation †	109,637	1,924,129

Professional Services : 4.18%

CEB Incorporated	11,441	781,878
On Assignment Incorporated †	121,381	4,478,959
Wageworks Incorporated †	104,428	4,707,614

		9,968,451

Information Technology : 32.75%

Communications Equipment : 0.97%
Infinera Corporation †	117,900	2,306,124

Internet Software & Services : 11.03%

Demandware Incorporated †	90,200	4,661,536
Envestnet Incorporated †	170,641	5,114,111
HomeAway Incorporated †	96,454	2,559,889
Hortonworks Incorporated †«	46,518	1,018,279
MaxPoint Interactive Incorporated †	63,184	257,791
Q2 Holdings Incorporated †	146,096	3,611,493
SPS Commerce Incorporated †	117,971	8,009,051
Xactly Corporation †	137,214	1,070,269

		26,302,419

IT Services : 1.95%

InterXion Holding NV †	124,100	3,360,628
MAXIMUS Incorporated	21,600	1,286,496

		4,647,124

Semiconductors & Semiconductor Equipment : 1.45%

Cavium Incorporated †	31,400	1,927,018
Monolithic Power Systems Incorporated	30,100	1,541,120

		3,468,138

Software : 17.35%

Callidus Software Incorporated †	219,134	3,723,087
CyberArk Software Limited †	14,600	715,506
Fleetmatics Group plc †	82,609	4,055,276
Guidewire Software Incorporated †	41,000	2,155,780
HubSpot Incorporated †«	58,658	2,719,971
MobileIron Incorporated †«	49,950	154,845
Paycom Software Incorporated †«	68,500	2,459,835
Paylocity Holding Corporation †«	55,927	1,677,251
Proofpoint Incorporated †	164,200	9,904,544
Qlik Technologies Incorporated †	62,300	2,270,835
Qualys Incorporated †	36,500	1,038,790
Rapid7 Incorporated †«	18,579	422,672
Ringcentral Incorporated Class A †	92,700	1,682,505
Synchronoss Technologies Incorporated †	111,058	3,642,702
Tyler Technologies Incorporated †	17,870	2,668,170
Ultimate Software Group Incorporated †	11,500	2,058,615

		41,350,384

Total Common Stocks (Cost $214,845,134)		235,184,888

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name		Yield	Shares	Value
Short-Term Investments : 16.12%

Investment Companies : 16.12%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	33,552,744	$33,552,744
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16	4,871,543	4,871,543

Total Short-Term Investments (Cost $38,424,287)				38,424,287

Total investments in securities (Cost $253,269,421)*	114.77%			273,609,175

Other assets and liabilities, net	(14.77)			(35,207,396)

Total net assets	100.00%			$238,401,779

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $253,530,724 and unrealized gains (losses) consists of:

Gross unrealized gains	$40,409,743
Gross unrealized losses	(20,331,292)

Net unrealized gains	$20,078,451

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks

Consumer discretionary	$40,563,056	$0	$0	$40,563,056
Energy	4,057,525	0	0	4,057,525
Financials	17,736,849	0	0	17,736,849
Health care	77,380,521	0	0	77,380,521
Industrials	17,372,748	0	0	17,372,748
Information technology	78,074,189	0	0	78,074,189

Short-term investments

Investment companies	4,871,543	33,552,744	0	38,424,287

Total assets	$240,056,431	$33,552,744	$0	$273,609,175

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 92.10%

Brazil : 0.06%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	64,727	$187,061

Canada : 2.66%

Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)«	235,728	2,868,810
Lundin Mining Corporation (Materials, Metals & Mining)†	342,594	967,838
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	24,752	4,415,262

		8,251,910

China : 5.70%

Biostime International Holdings Limited (Consumer Staples, Food Products)«	838,000	1,613,564
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	5,638,000	7,076,047
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	7,681,000	4,437,343
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	1,207,500	2,530,828
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,115,679	2,044,550

		17,702,332

France : 2.95%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	211,602	9,183,601

Germany : 13.31%

Bayer AG (Health Care, Pharmaceuticals)	46,601	5,978,829
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	40,409	4,543,607
Metro AG (Consumer Staples, Food & Staples Retailing)	216,050	5,977,647
Rheinmetall AG (Industrials, Industrial Conglomerates)	182,357	11,212,914
SAP AG (Information Technology, Software)	80,382	5,207,441
Siemens AG (Industrials, Industrial Conglomerates)	94,438	8,436,797

		41,357,235

Hong Kong : 5.68%

China Everbright Limited (Financials, Capital Markets)	3,236,000	7,432,105
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	306,000	3,662,745
Value Partners Group Limited (Financials, Capital Markets)	2,810,000	2,643,597
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	5,136,000	2,305,826
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,668,000	1,602,015

		17,646,288

Italy : 8.42%

Anima Holding SpA (Financials, Capital Markets)	688,725	6,025,730
Eni SpA (Energy, Oil, Gas & Consumable Fuels)«	494,367	7,776,556
Intesa Sanpaolo SpA (Financials, Banks)	974,769	3,443,564
Prysmian SpA (Industrials, Electrical Equipment)	431,199	8,912,579

		26,158,429

Japan : 22.01%

Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	385,400	6,226,660
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	196,800	4,878,843
Daiwa Securities Group Incorporated (Financials, Capital Markets)	943,000	6,101,685
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,790,000	9,032,389
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,915,100	11,571,490
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	275,000	7,538,128
Nitto Denko Corporation (Materials, Chemicals)	71,882	4,305,207
Nomura Holdings Incorporated (Financials, Capital Markets)	1,529,100	8,875,456
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	116,600	6,826,687
West Holdings Corporation (Consumer Discretionary, Household Durables)«	251,900	1,303,075
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	169,100	1,725,655

		68,385,275

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT International Equity Fund

Security name			Shares	Value
Netherlands : 2.57%
Akzo Nobel NV (Materials, Chemicals)			122,827	$7,988,575

Norway : 1.90%

Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A			323,560	2,010,563
Golden Ocean Group Limited (Industrials, Marine)«			100,665	253,479
Marine Harvest ASA (Consumer Staples, Food Products)			285,852	3,636,606

				5,900,648

South Korea : 3.50%

Hana Financial Group Incorporated (Financials, Banks)			221,625	4,951,634
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A			10,084	4,769,007
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			5,285	1,172,402

				10,893,043

Sweden : 1.21%
Volvo AB Class B (Industrials, Machinery)			393,200	3,766,520

Switzerland : 6.01%

ABB Limited (Industrials, Electrical Equipment)			345,383	6,111,042
Novartis AG (Health Care, Pharmaceuticals)			72,588	6,671,697
Zurich Insurance Group AG (Financials, Insurance)			23,963	5,883,065

				18,665,804

United Kingdom : 14.66%

BP plc (Energy, Oil, Gas & Consumable Fuels)			1,253,240	6,358,148
Capita plc (Industrials, Professional Services)			184,477	3,350,470
Man Group plc (Financials, Capital Markets)			3,707,461	8,605,940
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			64,815	5,877,799
Smiths Group plc (Industrials, Industrial Conglomerates)			304,503	4,639,644
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			2,531,327	7,984,014
Wolseley plc (Industrials, Trading Companies & Distributors)			149,317	8,734,141

				45,550,156

United States : 1.46%
QUALCOMM Incorporated (Information Technology, Communications Equipment)			84,307	4,529,814

Total Common Stocks (Cost $281,286,455)				286,166,691

		Expiration date
Participation Notes : 1.21%

China : 1.21%

HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		2-19-2019	43,450	1,300,991
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		12-4-2024	14,126	422,964
Standard Chartered Bank (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		4-18-2016	68,457	2,049,757

Total Participation Notes (Cost $3,760,333)				3,773,712

	Yield
Short-Term Investments : 6.29%

Investment Companies : 6.29%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%		3,099,213	3,099,213

2

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	16,456,808	$16,456,808

Total Short-Term Investments (Cost $19,556,021)				19,556,021

Total investments in securities (Cost $304,602,809)*	99.60%			309,496,424

Other assets and liabilities, net	0.40			1,231,020

Total net assets	100.00%			$310,727,444

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $307,345,650 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,038,327
Gross unrealized losses	(31,887,553)

Net unrealized gains	$2,150,774

Abbreviations:
GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Advantage VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks

Brazil	$187,061	$0	$0	$187,061
Canada	8,251,910	0	0	8,251,910
China	2,044,550	15,657,782	0	17,702,332
France	0	9,183,601	0	9,183,601
Germany	0	41,357,235	0	41,357,235
Hong Kong	0	17,646,288	0	17,646,288
Italy	0	26,158,429	0	26,158,429
Japan	0	68,385,275	0	68,385,275
Netherlands	0	7,988,575	0	7,988,575
Norway	2,010,563	3,890,085	0	5,900,648

South Korea	0	10,893,043	0	10,893,043
Sweden	0	3,766,520	0	3,766,520
Switzerland	0	18,665,804	0	18,665,804
United Kingdom	0	45,550,156	0	45,550,156
United States	4,529,814	0	0	4,529,814
Participation notes
China	0	3,773,712	0	3,773,712
Short-term investments
Investment companies	16,456,808	3,099,213	0	19,556,021

	33,480,706	276,015,718	0	309,496,424
Forward foreign currency contracts	0	563,538	0	563,538

Total assets	$33,480,706	$276,579,256	$0	$310,059,962

Liabilities

Forward foreign currency contracts	$0	$272,522	$0	$272,522

Total liabilities	$0	$272,522	$0	$272,522

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $269,142,793 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the nine months ended September 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At September 30, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at September 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
10-13-2015	Credit Suisse	4,623,800 GBP	$6,994,250	$7,077,651	$(83,401)
10-13-2015	Barclays	191,222,000 JPY	1,594,179	1,590,397	3,782
11-27-2015	Credit Suisse	850,000 EUR	950,621	955,170	(4,549)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at September 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
10-13-2015	Barclays	1,781,261,000 JPY	$14,850,016	$14,795,755	$(54,261)
10-13-2015	Credit Suisse	4,623,800 GBP	6,994,250	7,095,406	101,156
10-13-2015	Credit Suisse	13,541,851 EUR	15,134,073	15,003,762	(130,311)
11-27-2015	Credit Suisse	12,687,000 EUR	14,188,860	14,610,222	421,362
12-28-2015	Morgan Stanley	6,860,000 EUR	7,677,187	7,714,425	37,238

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.33%

Consumer Discretionary : 25.82%

Auto Components : 1.33%

Gentherm Incorporated †	37,469	$1,683,107

Diversified Consumer Services : 4.05%

Bright Horizons Family Solutions Incorporated †	32,700	2,100,648
ServiceMaster Global Holdings Incorporated †	90,025	3,020,339

		5,120,987

Hotels, Restaurants & Leisure : 5.11%

Aramark Corporation	59,400	1,760,616
Dave & Buster Entertainment Incorporated †	48,311	1,827,605
Domino’s Pizza Incorporated	9,872	1,065,288
Vail Resorts Incorporated	17,273	1,808,138

		6,461,647

Household Durables : 3.13%

Harman International Industries Incorporated	11,900	1,142,281
Jarden Corporation †	57,700	2,820,376

		3,962,657

Internet & Catalog Retail : 0.53%

Vipshop Holdings Limited ADR †	40,100	673,680

Leisure Products : 1.02%

The Brunswick Corporation	27,000	1,293,030

Media : 1.60%

Cinemark Holdings Incorporated	62,200	2,020,878

Specialty Retail : 6.46%

Caleres Incorporated	45,900	1,401,327
Lithia Motors Incorporated Class A	20,000	2,162,200
The Men’s Wearhouse Incorporated	34,900	1,483,948
The Michaels Companies Incorporated †	57,868	1,336,751
ULTA Salon, Cosmetics and Fragrance Incorporated †	10,900	1,780,515

		8,164,741

Textiles, Apparel & Luxury Goods : 2.59%

Columbia Sportswear Company	29,176	1,715,257
lululemon athletica Incorporated †«	30,899	1,565,034

		3,280,291

Consumer Staples : 1.32%

Beverages : 1.32%

Constellation Brands Incorporated Class A	13,300	1,665,293

Energy : 1.27%

Oil, Gas & Consumable Fuels : 1.27%

Diamondback Energy Incorporated †	24,800	1,602,080

Financials : 4.43%

Capital Markets : 4.43%

Evercore Partners Incorporated Class A	27,400	1,376,576
Raymond James Financial Incorporated	30,100	1,493,863

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name	Shares	Value
Capital Markets (continued)

SEI Investments Company	56,800	$2,739,464

		5,609,903

Health Care : 18.81%

Biotechnology : 7.01%

Alnylam Pharmaceuticals Incorporated †	13,123	1,054,564
AMAG Pharmaceuticals Incorporated †	28,174	1,119,353
bluebird bio Incorporated †	6,800	581,740
Cepheid Incorporated †	38,153	1,724,516
Clovis Oncology Incorporated †	13,900	1,278,244
Insys Therapeutics Incorporation †«	18,300	520,818
Medivation Incorporated †	28,778	1,223,065
Novavax Incorporated †	70,197	496,293
Ultragenyx Pharmaceutical Incorporated †	9,100	876,421

		8,875,014

Health Care Equipment & Supplies : 6.40%

Alere Incorporated †	46,987	2,262,424
Align Technology Incorporated †	38,313	2,174,646
DexCom Incorporated †	24,356	2,091,206
The Cooper Companies Incorporated	10,500	1,563,030

		8,091,306

Health Care Providers & Services : 4.81%

Community Health Systems Incorporated †	32,700	1,398,579
Envision Healthcare Holdings Incorporated †	60,456	2,224,176
HealthEquity Incorporated †	17,589	519,755
VCA Incorporated †	36,900	1,942,785

		6,085,295

Pharmaceuticals : 0.59%

GW Pharmaceuticals plc †«	6,400	584,768
Intersect ENT Incorporated †	6,719	157,225

		741,993

Industrials : 17.68%

Aerospace & Defense : 2.34%

Huntington Ingalls Industries Incorporated	13,300	1,425,095
TASER International Incorporated †«	69,500	1,530,738

		2,955,833

Airlines : 0.91%

Spirit Airlines Incorporated †	24,300	1,149,390

Building Products : 3.06%

A.O. Smith Corporation	27,600	1,799,244
Allegion plc	36,000	2,075,760

		3,875,004

Electrical Equipment : 1.49%

Acuity Brands Incorporated	10,700	1,878,706

Industrial Conglomerates : 2.08%

Carlisle Companies Incorporated	30,157	2,635,119

Machinery : 3.95%

Proto Labs Incorporated †«	12,400	830,800
WABCO Holdings Incorporated †	12,800	1,341,824

2

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Machinery (continued)

Wabtec Corporation	32,100	$2,826,405

		4,999,029

Road & Rail : 1.38%
Old Dominion Freight Line Incorporated †	28,700	1,750,700

Trading Companies & Distributors : 2.47%

Air Lease Corporation	43,000	1,329,560
HD Supply Holdings Incorporated †	62,639	1,792,728

		3,122,288

Information Technology : 24.52%

Electronic Equipment, Instruments & Components : 0.91%
Cognex Corporation	33,600	1,154,832

Internet Software & Services : 2.05%
CoStar Group Incorporated †	14,979	2,592,266

IT Services : 7.67%

Black Knight Financial Services Incorporated †	31,202	1,015,625
EPAM Systems Incorporated †	29,202	2,176,132
Euronet Worldwide Incorporated †	34,293	2,540,768
Vantiv Incorporated Class A †	49,953	2,243,889
WEX Incorporated †	19,800	1,719,432

		9,695,846

Semiconductors & Semiconductor Equipment : 1.15%

Ambarella Incorporated †«	17,200	993,988
Cavium Incorporated †	532	32,272
Tower Semiconductor Limited †«	33,135	426,447

		1,452,707

Software: 12.74%

CyberArk Software Limited †«	33,594	1,684,403
Fleetmatics Group plc †	29,904	1,467,987
Guidewire Software Incorporated †	34,291	1,803,021
Imperva Incorporated †	18,741	1,227,161
Paycom Software Incorporated †«	55,215	1,982,771
Splunk Incorporated †	36,200	2,003,670
Tableau Software Incorporated Class A †	21,315	1,700,511
Take-Two Interactive Software Incorporated †	58,000	1,666,340
Tyler Technologies Incorporated †	17,275	2,579,330

		16,115,194

Materials : 2.85%

Chemicals : 1.56%
Axalta Coating Systems Limited †	78,083	1,978,623

Construction Materials : 1.29%
Vulcan Materials Company	18,300	1,632,360

Telecommunication Services : 1.63%

Diversified Telecommunication Services : 1.63%
Zayo Group Holdings Incorporated †	81,300	2,061,768

Total Common Stocks (Cost $117,163,225)		124,381,567

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name		Yield	Shares	Value
Short-Term Investments : 8.45%

Investment Companies : 8.45%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	8,918,454	$8,918,454
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16	1,769,917	1,769,917

Total Short-Term Investments (Cost $10,688,371)				10,688,371

Total investments in securities (Cost $127,851,596)*	106.78%			135,069,938

Other assets and liabilities, net	(6.78)			(8,580,820)

Total net assets	100.00%			$126,489,118

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $127,984,775 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,839,258
Gross unrealized losses	(8,754,095)

Net unrealized gains	$7,085,163

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$32,661,018	$0	$0	$32,661,018
Consumer staples	1,665,293	0	0	1,665,293
Energy	1,602,080	0	0	1,602,080
Financials	5,609,903	0	0	5,609,903
Health care	23,793,608	0	0	23,793,608
Industrials	22,366,069	0	0	22,366,069
Information technology	31,010,845	0	0	31,010,845
Materials	3,610,983	0	0	3,610,983
Telecommunication services	2,061,768	0	0	2,061,768
Short-term investments
Investment companies	1,769,917	8,918,454	0	10,688,371

Total assets	$126,151,484	$8,918,454	$0	$135,069,938

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 90.22%

Consumer Discretionary : 14.68%

Auto Components : 1.72%

Fox Factory Holding Corporation †	19,800	$333,828
Gentex Corporation	15,800	244,900

		578,728

Hotels, Restaurants & Leisure : 5.21%

Century Casinos Incorporated †	46,100	283,515
Denny’s Corporation †	53,300	587,899
Peak Resorts Incorporated	15,900	109,551
Scientific Games Corporation Class A †	31,300	327,085
The Wendy’s Company	51,300	443,745

		1,751,795

Household Durables : 6.70%

Cavco Industries Incorporated †	19,200	1,307,328
Harman International Industries Incorporated	1,900	182,381
KB Home Incorporated	17,800	241,190
Skyline Corporation †	18,600	53,568
Taylor Morrison Home Corporation Class A †	12,100	225,786
The New Home Company Incorporated †	18,800	243,460

		2,253,713

Media : 0.48%
Starz Incorporated Class A †	4,300	160,562

Multiline Retail : 0.23%
Fred’s Incorporated Class A	6,500	77,025

Specialty Retail : 0.34%
Vitamin Shoppe Incorporated †	3,500	114,240

Energy : 8.60%

Energy Equipment & Services : 1.76%

Glori Energy Incorporated †	14,000	10,360
ION Geophysical Corporation †	96,500	37,635
Key Energy Services Incorporated †	13,100	6,157
Newpark Resources Incorporated †	50,500	258,560
Parker Drilling Company †	45,600	119,928
PHI Incorporated (non-voting) †	7,700	145,376
Willbros Group Incorporated †	10,200	12,852

		590,868

Oil, Gas & Consumable Fuels : 6.84%

Clean Energy Fuels Corporation †	3,900	17,550
InterOil Corporation †	59,600	2,009,116
Range Resources Corporation	3,500	112,420
Sanchez Energy Corporation †	9,800	60,270
Trilogy Energy Corporation	39,600	100,980

		2,300,336

Financials : 19.93%

Banks : 10.01%

Ameris Bancorp	11,100	319,125
BBCN Bancorp Incorporated	20,500	307,910
CenterState Banks Incorporated	27,200	399,840
First Horizon National Corporation	31,200	442,416

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name	Shares	Value
Banks (continued)

First Niagara Financial Group Incorporated	37,200	$379,812
Hilltop Holdings Incorporated †	13,900	275,359
IBERIABANK Corporation	6,300	366,723
Park Sterling Corporation	24,900	169,320
Sterling BanCorp	6,400	95,168
The Bancorp Incorporated †	35,500	270,510
Valley National Bancorp	9,300	91,512
Wilshire Bancorp Incorporated	23,700	249,087

		3,366,782

Capital Markets : 0.44%
Medley Management Incorporated Class A	22,500	148,950

Consumer Finance : 0.40%

Cash America International Incorporated	1,100	30,767
Enova International Incorporated †	10,100	103,222

		133,989

Insurance : 5.41%

Argo Group International Holdings Limited	18,800	1,063,892
James River Group Holdings Limited	4,600	123,694
National General Holdings Corporation	15,600	300,924
OneBeacon Insurance Group Limited Class A	23,400	328,536

		1,817,046

REITs : 3.04%

Potlatch Corporation	7,000	201,530
Redwood Trust Incorporated	42,400	586,816
UMH Properties Incorporated	25,000	232,500

		1,020,846

Thrifts & Mortgage Finance : 0.63%
Northwest Bancshares Incorporated	16,400	213,200

Health Care : 5.96%

Health Care Equipment & Supplies : 1.83%

Hologic Incorporated †	6,300	246,519
OraSure Technologies Incorporated †	83,200	369,408

		615,927

Health Care Providers & Services : 2.88%

Air Methods Corporation †	5,100	173,859
Cross Country Healthcare Incorporated †	45,000	612,450
Healthways Incorporated †	16,400	182,368

		968,677

Health Care Technology : 0.74%
Allscripts Healthcare Solutions Incorporated †	20,100	249,240

Life Sciences Tools & Services : 0.31%
PAREXEL International Corporation †	1,650	102,168

Pharmaceuticals : 0.20%
Prestige Brands Holdings Incorporated †	1,500	67,740

Industrials : 11.05%

Airlines : 6.29%

American Airlines Group Incorporated	7,700	298,991
Delta Air Lines Incorporated	23,000	1,032,010

2

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Airlines (continued)

LATAM Airlines Group SP ADR †	22,900	$111,752
United Continental Holdings Incorporated †	12,650	671,082

		2,113,835

Commercial Services & Supplies : 2.38%

ABM Industries Incorporated	3,000	81,930
ACCO Brands Corporation †	75,500	533,785
Healthcare Services Group Incorporated	5,500	185,350

		801,065

Construction & Engineering : 0.57%
Tutor Perini Corporation †	11,600	190,936

Machinery : 0.30%
Actuant Corporation Class A	5,600	102,984

Professional Services : 0.50%
Hill International Incorporated †	50,912	166,991

Road & Rail : 0.21%
Covenant Transport Incorporated Class A †	3,900	70,083

Trading Companies & Distributors : 0.80%
Applied Industrial Technologies Incorporated	7,050	268,958

Information Technology : 13.39%

Communications Equipment : 1.27%

Brocade Communications Systems Incorporated	6,700	69,546
Harmonic Incorporated †	32,100	186,180
Ruckus Wireless Incorporated †	14,300	169,884

		425,610

Electronic Equipment, Instruments & Components : 7.80%

Checkpoint Systems Incorporated	30,800	223,300
Cognex Corporation	9,000	309,330
Coherent Incorporated †	12,600	689,220
OSI Systems Incorporated †	18,200	1,400,672

		2,622,522

IT Services : 0.25%
TeleTech Holdings Incorporated	3,200	85,728

Semiconductors & Semiconductor Equipment : 0.40%
Kulicke & Soffa Industries Incorporated †	14,700	134,946

Software : 0.18%
Tangoe Incorporated †	8,400	60,480

Technology Hardware, Storage & Peripherals : 3.49%

Cray Incorporated †	44,300	877,583
Diebold Incorporated	6,800	202,436
Quantum Corporation †	136,400	95,112

		1,175,131

Materials : 14.57%

Chemicals : 0.33%
Calgon Carbon Corporation	7,200	112,176

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name			Shares	Value
Containers & Packaging : 0.20%

Intertape Polymer Group Incorporated			6,300	$67,221

Metals & Mining : 12.98%

Agnico-Eagle Mines Limited			11,400	288,648
Carpenter Technology Corporation			7,400	220,298
NovaGold Resources Incorporated †			39,100	141,151
Randgold Resources Limited ADR			39,250	2,319,283
Royal Gold Incorporated			7,600	357,048
Sandstorm Gold Limited †			46,400	123,888
Silver Standard Resources Incorporated †			37,500	244,500
Steel Dynamics Incorporated			30,900	530,862
Webco Industries Incorporated †(a)(i)			2,450	137,200

				4,362,878

Paper & Forest Products : 1.06%

Deltic Timber Corporation			3,850	230,269
Wausau Paper Corporation			19,600	125,440

				355,709

Telecommunication Services : 2.04%

Diversified Telecommunication Services : 2.04%

Cincinnati Bell Incorporated †			219,800	685,776

Total Common Stocks (Cost $32,677,163)				30,334,861

Exchange-Traded Funds : 1.82%

Market Vectors Gold Miners ETF			15,849	217,765
Market Vectors Junior Gold Miners ETF			4,993	97,813
SPDR S&P Regional Banking ETF			7,166	295,096

Total Exchange-Traded Funds (Cost $987,091)				610,674

		Yield
Short-Term Investments : 8.00%

Investment Companies : 8.00%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	2,689,693	2,689,693

Total Short-Term Investments (Cost $2,689,693)				2,689,693

Total investments in securities (Cost $36,353,947)*	100.04%			33,635,228

Other assets and liabilities, net	(0.04)			(13,299)

Total net assets	100.00%			$33,621,929

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $36,752,664 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,573,790
Gross unrealized losses	(7,691,226)

Net unrealized losses	$(3,117,436)

4

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — September 30, 2015 (unaudited)

Abbreviations:
ADR	American depositary receipt
ETF	Exchange-traded fund
SPDR	Standard & Poor’s Depositary Receipts

5

Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks

Consumer discretionary	$4,936,063	$0	$0	$4,936,063
Energy	2,790,224	100,980	0	2,891,204
Financials	6,700,813	0	0	6,700,813
Health care	2,003,752	0	0	2,003,752
Industrials	3,714,852	0	0	3,714,852
Information technology	4,504,417	0	0	4,504,417

Materials	4,693,563	204,421	0	4,897,984
Telecommunication services	685,776	0	0	685,776
Exchange-traded funds	610,674	0	0	610,674
Short-term investments
Investment companies	2,689,693	0	0	2,689,693

Total assets	$33,329,827	$305,401	$0	$33,635,228

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.68%

Consumer Discretionary : 18.00%

Auto Components : 1.48%

Johnson Controls Incorporated	73,425	$3,036,858

Diversified Consumer Services : 0.66%

Apollo Education Group Incorporated †	121,833	1,347,473

Hotels, Restaurants & Leisure : 2.56%

Carnival Corporation	48,333	2,402,150
McDonald’s Corporation	28,966	2,854,020

		5,256,170

Household Durables : 1.35%

Harman International Industries Incorporated	28,888	2,772,959

Media : 5.02%

Comcast Corporation Class A	56,878	3,255,697
Discovery Communications Incorporated Class C †	79,228	1,924,448
Omnicom Group Incorporated	34,817	2,294,440
Twenty First Century Fox Incorporated Class B	104,804	2,837,044

		10,311,629

Multiline Retail : 3.49%

Macy’s Incorporated	38,731	1,987,675
Nordstrom Incorporated	35,682	2,558,756
Target Corporation	33,300	2,619,378

		7,165,809

Specialty Retail : 2.17%

Dick’s Sporting Goods Incorporated	45,653	2,264,845
Lowe’s Companies Incorporated	31,635	2,180,284
		4,445,129
Textiles, Apparel & Luxury Goods : 1.27%

Ralph Lauren Corporation	22,150	2,617,244

Consumer Staples : 7.18%

Food & Staples Retailing : 1.18%

The Kroger Company	67,000	2,416,690

Food Products : 3.51%

General Mills Incorporated	34,456	1,934,015
Mead Johnson Nutrition Company	35,567	2,503,917
The Hershey Company	30,094	2,765,037

		7,202,969

Household Products : 1.14%

Church & Dwight Company Incorporated	27,814	2,333,595

Personal Products : 1.35%

The Estee Lauder Companies Incorporated Class A	34,393	2,774,827

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name	Shares	Value
Energy : 7.96%

Energy Equipment & Services : 3.00%

Cameron International Corporation †	27,595	$1,692,125
Schlumberger Limited	34,161	2,356,084
Weatherford International plc †	248,542	2,107,641

		6,155,850

Oil, Gas & Consumable Fuels : 4.96%

Cimarex Energy Company	26,186	2,683,541
EOG Resources Incorporated	40,187	2,925,614
Newfield Exploration Company †	82,326	2,708,525
Southwestern Energy Company †	147,265	1,868,793

		10,186,473

Financials : 16.75%

Banks : 6.16%

Citigroup Incorporated	66,566	3,302,339
KeyCorp	227,633	2,961,505
PNC Financial Services Group Incorporated	40,627	3,623,928
Regions Financial Corporation	306,126	2,758,195

		12,645,967

Capital Markets : 2.47%

Invesco Limited	80,999	2,529,599
TD Ameritrade Holding Corporation	79,982	2,546,627

		5,076,226

Insurance : 6.57%

ACE Limited	35,076	3,626,858
American International Group Incorporated	74,960	4,259,227
First American Financial Corporation	52,847	2,064,732
The Progressive Corporation	115,607	3,542,198

		13,493,015

REITs : 1.55%
American Tower Corporation	36,091	3,175,286

Health Care : 11.03%

Health Care Equipment & Supplies : 3.07%

Medtronic plc	65,867	4,409,137
Zimmer Holdings Incorporated	20,171	1,894,662

		6,303,799

Health Care Providers & Services : 0.83%
Patterson Companies Incorporated	39,192	1,695,054

Life Sciences Tools & Services : 4.37%

Agilent Technologies Incorporated	63,367	2,175,389
Bio-Rad Laboratories Incorporated Class A †	30,965	4,158,909
Thermo Fisher Scientific Incorporated	21,624	2,644,183

		8,978,481

Pharmaceuticals : 2.76%

Merck & Company Incorporated	52,845	2,610,015

2

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)

Novartis AG ADR	33,295	$3,060,476

		5,670,491

Industrials : 12.67%

Aerospace & Defense : 2.91%

B/E Aerospace Incorporated	38,330	1,682,687
BWX Technologies Incorporated	78,996	2,082,335
United Technologies Corporation	24,857	2,212,024

		5,977,046

Airlines : 1.15%
United Continental Holdings Incorporated †	44,440	2,357,542

Commercial Services & Supplies : 2.58%

Republic Services Incorporated	69,583	2,866,820
Tyco International plc	72,762	2,434,617

		5,301,437

Electrical Equipment : 1.80%

Babcock & Wilcox Enterprises Incorporated †	96,826	1,626,677
Regal-Beloit Corporation	36,496	2,060,199

		3,686,876

Professional Services : 1.34%
Towers Watson & Company Class A	23,356	2,741,527

Road & Rail : 2.89%

Canadian Pacific Railway Limited	8,540	1,226,088
Hertz Global Holdings Incorporated †	147,728	2,471,489
J.B. Hunt Transport Services Incorporated	31,425	2,243,745

		5,941,322

Information Technology : 20.77%

Electronic Equipment, Instruments & Components : 2.57%

Amphenol Corporation Class A	49,525	2,523,794
TE Connectivity Limited	45,955	2,752,245

		5,276,039

Internet Software & Services : 2.23%
Alphabet Incorporated Class C †	7,535	4,584,445

IT Services : 3.65%

Alliance Data Systems Corporation †	11,406	2,953,926
Cognizant Technology Solutions Corporation Class A †	32,774	2,051,980
Global Payments Incorporated	21,698	2,489,412

		7,495,318

Semiconductors & Semiconductor Equipment : 3.45%

ARM Holdings plc	138,043	1,983,293
Avago Technologies Limited	22,514	2,814,475

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)

ON Semiconductor Corporation †			242,736	$2,281,718

				7,079,486

Software : 6.38%
Check Point Software Technologies Limited «†			36,213	2,872,777
Citrix Systems Incorporated †			36,568	2,533,431
Oracle Corporation			66,390	2,398,007
Red Hat Incorporated †			40,939	2,942,695
Salesforce.com Incorporated †			33,734	2,342,152

				13,089,062

Technology Hardware, Storage & Peripherals : 2.49%
Apple Incorporated			46,269	5,103,471

Materials : 4.32%

Chemicals : 2.21%

PPG Industries Incorporated			24,187	2,120,958
Praxair Incorporated			23,671	2,411,128

				4,532,086

Containers & Packaging : 1.09%
Crown Holdings Incorporated †			49,145	2,248,384

Metals & Mining : 1.02%
Steel Dynamics Incorporated			121,969	2,095,427

Total Common Stocks (Cost $177,602,300)				202,571,462

		Yield
Short-Term Investments : 2.73%

Investment Companies : 2.73%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	2,841,650	2,841,650
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16	2,753,072	2,753,071

Total Short-Term Investments (Cost $5,594,721)				5,594,721

Total investments in securities (Cost $183,197,021)*	101.41%		208,166,183

Other assets and liabilities, net	(1.41)			(2,886,847)

Total net assets	100.00%			$205,279,336

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $183,541,187 and unrealized gains (losses) consists of:

Gross unrealized gains	$35,022,326
Gross unrealized losses	(10,397,330)

Net unrealized gains	$24,624,996

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company

4

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — September 30, 2015 (unaudited)

Plc	Public limited company

5

Wells Fargo Advantage VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$36,953,271	$0	$0	$36,953,271
Consumer staples	14,728,081	0	0	14,728,081
Energy	16,342,323	0	0	16,342,323
Financials	34,390,494	0	0	34,390,494
Health care	22,647,825	0	0	22,647,825
Industrials	26,005,750	0	0	26,005,750
Information technology	40,644,528	1,983,293	0	42,627,821
Materials	8,875,897	0	0	8,875,897

Short-term investments
Investment companies	2,753,071	2,841,650		5,594,721

Total assets	$203,341,240	$4,824,943	$0	$208,166,183

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $1,983,293 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 99.53%

Consumer Discretionary : 19.63%

Auto Components : 1.45%
Delphi Automotive plc	16,730	$1,272,149

Diversified Consumer Services : 2.24%
ServiceMaster Global Holdings Incorporated †	58,777	1,971,968

Hotels, Restaurants & Leisure : 2.79%

Hilton Worldwide Holdings Incorporated	57,375	1,316,183
Vail Resorts Incorporated	10,800	1,130,544

		2,446,727

Household Durables : 1.67%
Jarden Corporation †	30,100	1,471,288

Internet & Catalog Retail : 3.76%
Amazon.com Incorporated †	6,450	3,301,691

Media : 3.37%

Cinemark Holdings Incorporated	28,399	922,684
Liberty Global plc Class C †	21,222	870,526
Time Warner Incorporated	17,000	1,168,750

		2,961,960

Specialty Retail : 3.52%
The Home Depot Incorporated	26,800	3,095,132

Textiles, Apparel & Luxury Goods : 0.83%
Under Armour Incorporated Class A †	7,560	731,657

Consumer Staples : 3.17%

Beverages : 2.09%
Constellation Brands Incorporated Class A	14,660	1,835,579

Food & Staples Retailing : 1.08%
Walgreens Boots Alliance Incorporated	11,400	947,340

Financials : 8.26%

Capital Markets : 2.86%

Raymond James Financial Incorporated	23,231	1,152,955
SEI Investments Company	28,300	1,364,909

		2,517,864

Diversified Financial Services : 3.38%

Intercontinental Exchange Incorporated	6,400	1,503,936
McGraw Hill Financial Incorporated	17,000	1,470,500

		2,974,436

Real Estate Management & Development : 1.66%
CBRE Group Incorporated Class A †	45,500	1,456,000

REITs : 0.36%
Bluerock Residential Growth REIT Incorporated «	26,227	314,199

Health Care : 18.43%

Biotechnology : 5.66%

Alexion Pharmaceuticals Incorporated †	8,300	1,298,037

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name	Shares	Value
Biotechnology (continued)

Celgene Corporation †	16,566	$1,791,944
Gilead Sciences Incorporated	9,443	927,208
Vertex Pharmaceuticals Incorporated †	9,200	958,088

		4,975,277

Health Care Equipment & Supplies : 2.97%
Alere Incorporated †	31,617	1,522,359
Align Technology Incorporated †	19,152	1,087,068

		2,609,427

Health Care Providers & Services : 1.95%
Community Health Systems Incorporated †	10,600	453,362
Envision Healthcare Holdings Incorporated †	34,251	1,260,094

		1,713,456

Pharmaceuticals : 7.85%

Allergan plc †	5,500	1,494,955
Bristol-Myers Squibb Company	28,510	1,687,792
Endo International plc †	15,600	1,080,768
Shire plc ADR	5,800	1,190,334
Zoetis Incorporated	35,100	1,445,418

		6,899,267

Industrials : 10.29%

Aerospace & Defense : 0.73%
TASER International Incorporated †«	29,300	645,333

Airlines : 1.63%
Delta Air Lines Incorporated	31,890	1,430,904

Building Products : 0.05%
Builders FirstSource Incorporated †	3,250	41,210

Industrial Conglomerates : 1.91%
Carlisle Companies Incorporated	19,200	1,677,696

Machinery : 1.84%

Proto Labs Incorporated †«	6,738	451,446
Wabtec Corporation	13,200	1,162,260

		1,613,706

Professional Services : 1.87%
Verisk Analytics Incorporated †	22,200	1,640,802

Road & Rail : 0.96%
Old Dominion Freight Line Incorporated †	13,900	847,900

Trading Companies & Distributors : 1.30%
HD Supply Holdings Incorporated †	40,108	1,147,891

Information Technology : 34.52%

Communications Equipment : 1.34%
Palo Alto Networks Incorporated †	6,848	1,177,856

Electronic Equipment, Instruments & Components : 0.73%
Cognex Corporation	18,700	642,719

Internet Software & Services : 9.71%

Akamai Technologies Incorporated †	22,200	1,533,132
Alphabet Incorporated Class A †	2,980	1,902,343

2

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name		Shares	Value
Internet Software & Services (continued)

Alphabet Incorporated Class C †		3,089	$1,879,409
Facebook Incorporated Class A †		35,805	3,218,870

			8,533,754

IT Services : 7.63%

Alliance Data Systems Corporation †		3,800	984,124
EPAM Systems Incorporated †		17,965	1,338,752
PayPal Holdings Incorporated †		28,700	890,848
Vantiv Incorporated Class A †		11,218	503,913
Visa Incorporated Class A		42,944	2,991,479

			6,709,116

Semiconductors & Semiconductor Equipment : 0.38%
Ambarella Incorporated †«		5,700	329,403

Software : 8.64%

Adobe Systems Incorporated †		20,100	1,652,622
CyberArk Software Limited †«		18,200	912,548
Salesforce.com Incorporated †		5,200	361,036
ServiceNow Incorporated †		17,180	1,193,151
Splunk Incorporated †		8,400	464,940
Tableau Software Incorporated Class A †		6,100	486,658
Take-Two Interactive Software Incorporated †		34,900	1,002,677
Tyler Technologies Incorporated †		7,100	1,060,101
Workday Incorporated Class A †		6,600	454,476

			7,588,209

Technology Hardware, Storage & Peripherals : 6.09%
Apple Incorporated		48,520	5,351,756

Materials : 2.71%

Chemicals : 1.43%

Axalta Coating Systems Limited †		49,500	1,254,330

Construction Materials : 1.28%
Vulcan Materials Company		12,600	1,123,920

Telecommunication Services : 2.52%

Diversified Telecommunication Services : 0.52%
Level 3 Communications Incorporated †		10,600	463,114

Wireless Telecommunication Services : 2.00%
SBA Communications Corporation Class A †		16,760	1,755,440

Total Common Stocks (Cost $75,776,386)			87,470,476

	Yield
Short-Term Investments : 2.40%

Investment Companies : 2.40%

Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	1,872,150	1,872,150

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16	234,422	234,422

Total Short-Term Investments (Cost $2,106,572)			2,106,572

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Total investments in securities (Cost $77,882,958)*	101.93%	$89,577,048

Other assets and liabilities, net	(1.93)	(1,699,091)

Total net assets	100.00%	$87,877,957

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $77,971,413 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,127,859
Gross unrealized losses	(4,522,224)

Net unrealized gains	$11,605,635

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Advantage VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$17,252,572	$0	$0	$17,252,572
Consumer staples	2,782,919	0	0	2,782,919
Financials	7,262,499	0	0	7,262,499
Health care	16,197,427	0	0	16,197,427
Industrials	9,045,442	0	0	9,045,442
Information technology	30,332,813	0	0	30,332,813
Materials	2,378,250	0	0	2,378,250
Telecommunication services	2,218,554	0	0	2,218,554
Short-term investments
Investment companies	234,422	1,872,150	0	2,106,572

Total assets	$87,704,898	$1,872,150	$0	$89,577,048

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 96.40%

Consumer Discretionary : 9.86%

Hotels, Restaurants & Leisure : 2.07%
Marriott International Incorporated Class A	11,435	$779,867

Media : 4.90%

The Walt Disney Company	9,480	968,856
Time Warner Incorporated	12,781	878,694

		1,847,550

Specialty Retail : 2.89%
The TJX Companies Incorporated	15,273	1,090,798

Consumer Staples : 10.29%

Beverages : 5.95%
Anheuser-Busch InBev NV ADR	9,241	982,503
Diageo plc ADR	3,627	390,954
PepsiCo Incorporated	9,202	867,749

		2,241,206

Household Products : 2.28%
The Procter & Gamble Company	11,970	861,122

Personal Products : 2.06%
Unilever NV ADR	19,359	778,232

Energy : 7.86%

Energy Equipment & Services : 3.38%
FMC Technologies Incorporated †	18,463	572,353
Schlumberger Limited	10,186	702,528

		1,274,881

Oil, Gas & Consumable Fuels : 4.48%

BG Group plc ADR	32,251	469,897
EOG Resources Incorporated	11,515	838,292
Occidental Petroleum Corporation	5,732	379,172

		1,687,361

Financials : 20.79%

Banks : 7.19%

BB&T Corporation	33,566	1,194,950
CIT Group Incorporated	16,281	651,728
SunTrust Banks Incorporated	22,540	861,930

		2,708,608

Capital Markets : 8.74%

Charles Schwab Corporation	22,674	647,569
Goldman Sachs Group Incorporated	6,512	1,131,525
Northern Trust Corporation	11,866	808,787
UBS Group AG	38,086	705,353

		3,293,234

Consumer Finance : 1.24%
Synchrony Financial «†	14,964	468,373

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund

Security name	Shares	Value
Insurance : 2.33%
The Allstate Corporation	15,093	$879,016

REITs : 1.29%
Crown Castle International Corporation	6,170	486,628

Health Care : 10.85%

Biotechnology : 2.07%
Gilead Sciences Incorporated	7,962	781,789

Health Care Equipment & Supplies : 2.41%
Abbott Laboratories	22,546	906,800

Health Care Providers & Services : 4.13%
Cigna Corporation	5,139	693,868
Express Scripts Holding Company †	10,647	861,981

		1,555,849

Pharmaceuticals : 2.24%
Merck & Company Incorporated	17,106	844,865

Industrials : 12.78%

Aerospace & Defense : 8.29%
Honeywell International Incorporated	10,026	949,362
Lockheed Martin Corporation	5,431	1,125,901
The Boeing Company	8,021	1,050,350

		3,125,613

Air Freight & Logistics : 2.23%
United Parcel Service Incorporated Class B	8,506	839,457

Electrical Equipment : 2.26%
Sensata Technologies Holding NV †	19,245	853,323

Information Technology : 16.69%

Communications Equipment : 3.87%
Motorola Solutions Incorporated	14,370	982,621
QUALCOMM Incorporated	8,907	478,573

		1,461,194

IT Services : 2.34%
The Western Union Company	48,065	882,473

Semiconductors & Semiconductor Equipment : 2.05%
Texas Instruments Incorporated	15,578	771,423

Software : 4.68%
Microsoft Corporation	21,488	951,059
Oracle Corporation	22,482	812,050
		1,763,109

Technology Hardware, Storage & Peripherals : 3.75%
Apple Incorporated	7,057	778,387
EMC Corporation	26,249	634,176

		1,412,563

Materials : 1.35%

Chemicals : 1.35%
E.I. du Pont de Nemours & Company	10,548	508,414

2

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name			Shares	Value
Telecommunication Services : 1.88%

Diversified Telecommunication Services : 1.88%
Verizon Communications Incorporated			16,255	$707,255

Utilities : 4.05%

Electric Utilities : 2.47%
NextEra Energy Incorporated			9,546	931,212

Multi-Utilities : 1.58%
WEC Energy Group Incorporated			11,420	596,351

Total Common Stocks (Cost $31,770,611)				36,338,566

		Yield
Short-Term Investments : 5.84%

Investment Companies : 5.84%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.15%	450,850	450,850
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16	1,749,015	1,749,015
Total Short-Term Investments (Cost $2,199,865)				2,199,865

Total investments in securities (Cost $33,970,476)*	102.24%			38,538,431
Other assets and liabilities, net	(2.24)			(844,800)

Total net assets	100.00%			$37,693,631

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $33,976,134 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,324,906
Gross unrealized losses	(1,762,609)

Net unrealized gains	$4,562,297

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Common stocks
Consumer discretionary	$3,718,215	$0	$0	$3,718,215
Consumer staples	3,880,560	0	0	3,880,560
Energy	2,962,242	0	0	2,962,242
Financials	7,835,859	0	0	7,835,859
Health care	4,089,303	0	0	4,089,303
Industrials	4,818,393	0	0	4,818,393
Information technology	6,290,762	0	0	6,290,762
Materials	508,414	0	0	508,414
Telecommunication services	707,255	0	0	707,255
Utilities	1,527,563	0	0	1,527,563
Short-term investments
Investment companies	1,749,015	450,850	0	2,199,865

Total assets	$38,087,581	$450,850	$0	$38,538,431

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

PIK — Payment-in-kind

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian leu

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	November 24, 2015

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	November 24, 2015